UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02679

Davis Series, Inc.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, LP
2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Name and address of agent for service)

Registrant's telephone number, including area code:  (520) 806-7600

Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS

SEMI-ANNUAL REPORT                            JUNE 30, 2004




                                              DAVIS OPPORTUNITY FUND

                                              DAVIS FINANCIAL FUND

                                              DAVIS REAL ESTATE FUND

                                              DAVIS APPRECIATION & INCOME FUND

                                              DAVIS GOVERNMENT BOND FUND

                                              DAVIS GOVERNMENT MONEY MARKET FUND

                                              (part of Davis Series Inc.)





[DAVIS FUNDS LOGO OMITTED]
OVER 35 YEARS OF RELIABLE INVESTING(TM)

                                TABLE OF CONTENTS

Shareholder Letter.............................................................2

Management's Discussion and Analysis:
     Davis Opportunity Fund....................................................3
     Davis Financial Fund......................................................4
     Davis Real Estate Fund....................................................5
     Davis Appreciation & Income Fund..........................................6
     Davis Government Bond Fund................................................7

Fund Overview:
     Davis Opportunity Fund...................................................10
     Davis Government Bond Fund...............................................11
     Davis Government Money Market Fund.......................................12
     Davis Financial Fund.....................................................13
     Davis Appreciation & Income Fund.........................................14
     Davis Real Estate Fund...................................................15

Schedule of Investments:
     Davis Opportunity Fund...................................................16
     Davis Government Bond Fund...............................................20
     Davis Government Money Market Fund.......................................22
     Davis Financial Fund.....................................................24
     Davis Appreciation & Income Fund.........................................26
     Davis Real Estate Fund...................................................30

Statements of Assets and Liabilities..........................................33

Statements of Operations......................................................35

Statements of Changes in Net Assets...........................................36

Notes to Financial Statements.................................................38

Financial Highlights:
     Davis Opportunity Fund...................................................50
     Davis Government Bond Fund...............................................54
     Davis Government Money Market Fund.......................................58
     Davis Financial Fund.....................................................59
     Davis Appreciation & Income Fund.........................................63
     Davis Real Estate Fund...................................................67

Directors and Officers........................................................71

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

Dear Fellow Shareholder,

As stewards of our customers' savings, the management team and Directors of the Davis Funds recognize the importance of candid, thorough, and regular communication with our shareholders. In our annual and semi-annual reports, we include all of the required quantitative information, such as audited financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition we produce a semi-annual Research Report. In this report, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Research Report either at our website, DavisFunds.com, or by calling 1-800-279-0279.


Sincerely,




/s/ Christopher C. Davis

Christopher C. Davis
President


August 6, 2004

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================
MANAGEMENT'S DISCUSSION AND ANALYSIS

MARKET ENVIRONMENT

During the six-month period ended June 30, 2004, the stock market, as measured by the Standard & Poor's 500(R) Index(1), returned 3.44%. U.S. economic activity, as measured by the gross domestic product, continued its positive trend during the first three months of the period as the economy continued to improve. Interest rates, as measured by the 10-year Treasury bond, trended downward over the first three months, but then rose over the final three months of the period. This combination resulted in an uncertain market in which the S&P 500(R) Index was unable to breakout of a narrow trading range. Davis Advisors' investment strategy is driven by individual stock selection in which we attempt to construct an "all-weather" portfolio which is not optimized to a single set of economic conditions.

DAVIS OPPORTUNITY FUND

PERFORMANCE OVERVIEW

Davis Opportunity Fund's Class A shares delivered a total return on net asset value of 4.20% for the six-month period ended June 30, 2004(2), compared with a return of 3.93% for the Dow Jones Wilshire 5000 Index(1).

The Fund's largest sector weightings were in retailing, electronics, and energy. The Fund's energy holdings out-performed the Dow Jones Wilshire 5000 Index but the Fund's retailing and electronic holdings under-performed the Index. Strong returns in the Fund's medical instrument and diversified manufacturing sectors also helped raise the Fund's investment performance above the Index.

The principal holdings contributing to performance were(3): Premcor(4), an energy company, Tyco International, a diversified manufacturing company, and Apogent Technologies, a medical instrument company. Premcor and Tyco International are among the Fund's top ten holdings. Premcor increased by 44.23%, Tyco International increased by 25.16%, and Apogent Technologies increased by 38.89% over the six months ended June 30, 2004.

The principal detractors from performance were: Garmin, an electronic company, Rentokil Initial, a diversified commercial services company, and Reynolds & Reynolds, an information processing company. Garmin decreased by 32.01% and Reynolds & Reynolds decreased by 19.76% over the six months ended June 30, 2004. Rentokil Initial decreased by 22.61% since being purchased in January 2004.

The Fund's investment strategy is to perform extensive research to buy companies with expanding earnings at value prices and hold them for the long term. We are strong supporters of long-term buy-and-hold investing.

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================
MANAGEMENT'S DISCUSSION AND ANALYSIS - (CONTINUED)

DAVIS FINANCIAL FUND

PERFORMANCE OVERVIEW

Davis Financial Fund's Class A shares delivered a total return on net asset value of 3.99% for the six-month period ended June 30, 2004(2), compared with a return of 3.44% for the Standard & Poor's 500(R) Index(1).

Financial companies as a whole under-performed the S&P 500(R) Index, placing portfolios which invest principally in financial companies at a disadvantage. The financial companies the Fund owned performed better than the majority of financial companies included in the Index.

The Fund's largest sector weightings were in financial services, banks and savings & loan associations, and property/casualty insurance. The Fund's holdings in all three sectors out-performed the S&P 500(R) Index. The Fund invests a limited portion of its assets in non-financial companies. The Fund's non-financial holdings were in the diversified manufacturing, business service, industrial, and consumer product sectors. These companies as a group out-performed the Index.

The principal holdings contributing to performance were(3): Tyco
International(4), a diversified manufacturing company, and two financial services companies: American Express and Loews. Tyco International and American Express are both among the Fund's top ten holdings. Loews was the Fund's eleventh largest holding at the end of the period. Tyco International increased by 25.16%, American Express increased by 6.94%, and Loews increased by 21.88% over the six months ended June 30, 2004.

The principal detractors from performance were: Julius Baer, an investment firm, Altria Group, a consumer products company, and H&R Block, a financial services company. Julius Baer is among the Fund's top ten holdings. Julius Baer decreased by 16.18%, Altria Group decreased by 5.59%, and H&R Block decreased by 13.21% over the six months ended June 30, 2004.

We continue to believe that long-term demographics favor financial services companies. The Fund's investment strategy is to perform extensive research to buy companies with expanding earnings at value prices and hold them for the long term. We believe that performance should be evaluated over long periods of time and are strong supporters of long-term buy-and-hold investing.

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================
MANAGEMENT'S DISCUSSION AND ANALYSIS - (CONTINUED)

DAVIS REAL ESTATE FUND

PERFORMANCE OVERVIEW

Davis Real Estate Fund's Class A shares delivered a total return on net asset value of 6.56% for the six-month period ended June 30, 2004(2), compared with a return of 6.96% for the Dow Jones Wilshire Real Estate Securities Index(1).

Real Estate companies as a whole did very well as reflected by the Dow Jones Wilshire Real Estate Securities Index out-performing the Standard & Poor's 500(R) Index(1).

The Fund's largest sector weightings were in office space REITs and apartment REITs. The Fund's office space REITs under-performed the Dow Jones Wilshire Real Estate Securities Index, while the Fund's apartment REITs out-performed the Index. The Fund also invested in other real estate operating companies. The Fund's non-REIT holdings were in the hotels & lodging, diversified, and residential/commercial building sectors.

The principal holdings contributing to performance were(3): Chelsea Property Group(4), an outlet center REIT, Avalonbay, an apartment REIT, and SL Green Realty, an office space REIT. All three companies are among the Fund's top ten holdings. Chelsea Property Group increased by 21.28%, Avalonbay increased by 21.29%, and SL Green Realty increased by 16.44% over the six months ended June 30, 2004.

The principal detractors from performance were: Equity Office Properties, an office space REIT, Affordable Residential Communities, a manufactured home REIT, and Home Properties, an apartment REIT. Affordable Residential Communities decreased by 10.25% since being purchased in February 2004. Equity Office Properties decreased by 8.39% prior to being sold in April 2004 and Home Properties decreased by 4.86% prior to being sold in May 2004.

The Fund's investment strategy is to seek out real estate companies (principally REITs) with expanding earnings that can be purchased at value prices and held for the long-term.

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================
MANAGEMENT'S DISCUSSION AND ANALYSIS - (CONTINUED)

DAVIS APPRECIATION & Income Fund

PERFORMANCE OVERVIEW

Davis Appreciation & Income Fund's Class A shares delivered a total return on net asset value of 2.95% for the six-month period ended June 30, 2004(2), compared with a return of 3.44% for the Standard & Poor's 500(R) Index(1).

The Fund's investment strategy is to attempt to use stocks, bonds, and convertible securities to structure a portfolio which will participate in at least 80% of the increase in the S&P 500(R) Index during market increases and not decline by more than 50% of the decrease in the Index during market declines. There can be no assurance that the Fund will actually perform in line with our strategy. There can be no assurance that securities the Fund purchases will increase in value when the Index increases in value, or that they will provide downside protection when the Index declines in value.

The Fund participated in approximately 86% of the increase of the S&P 500(R) Index, exceeding the Fund's 80% benchmark. The Fund's largest asset class continues to be convertible bonds. The Fund's common stock and convertible bond holdings out-performed the Index while the Fund's preferred stock and corporate bond holdings under-performed the Index.

The Fund's largest sector weightings were in financial services, electronics, and office/industrial REITs. The Fund's holdings in the electronic and office/industrial REIT sectors out-performed the S&P 500(R) Index, while the Fund's holdings in the financial services sector under-performed the Index.

The principal holdings contributing to performance were(3): Kerr-McGee Conv. Pfd.(4), an energy company, SL Green Realty, an office/industrial REIT, and Waste Connections, a waste management company. All three companies are among the Fund's top ten holdings. Kerr-McGee Conv. Pfd. increased by 15.21% and SL Green increased by 16.44% over the six months ended June 30, 2004. Waste Connections increased 14.27% since being converted into common stock in April 2004.

The principal detractors from performance were: Continental Airlines Conv. Pfd., an airline company, Quanta Services 4.50% Conv. Bond, and Quanta Services common stock, a commercial services company. Continental Airlines Conv. Pfd. decreased by 26.72% over the six months ended June 30, 2004. Quanta Services 4.50% Conv. Bond decreased by 13.86% and Quanta Services common stock decreased by 28.83% since being purchased in February 2004.

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================
MANAGEMENT'S DISCUSSION AND ANALYSIS - (CONTINUED)

DAVIS GOVERNMENT BOND FUND

PERFORMANCE OVERVIEW

Davis Government Bond Fund's Class A shares delivered a total return on net asset value of negative 1.19% for the six-month period ended June 30, 2004(2), compared with a return of negative 0.24% for the Lehman Brothers Intermediate Term U.S. Treasury Securities Index(1). The Fund's investment strategy, under normal circumstances, is to invest exclusively in U.S. Government Securities and repurchase agreements collateralized by U.S. Government Securities.

The Fund's largest sector weighting during the period was in agency bonds, with lesser investments in mortgaged-backed securities and treasury bonds. The Fund no longer holds any treasury bonds. Mortgaged-backed securities were the strongest performing sector while treasury bonds turned in the weakest performance. The Fund's treasury bonds under-performed the treasury bond market by a wide margin over the period. The Fund's agency bond and mortgage-backed security holdings also under-performed their respective markets.

--------------------------------

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Series prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Opportunity Fund's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Opportunity Fund are: (1) market risk, (2) company risk, (3) small and medium capitalization risk, (4) headline risk, and
(5) selection risk. See the prospectus for a full description of each risk.

Davis Financial Fund's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Financial Fund are: (1) market risk, (2) company risk, (3) headline risk, (4) selection risk, and (5) concentrated financial services portfolio risk. See the prospectus for a full description of each risk.

Davis Financial Fund concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund's investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.

Davis Real Estate Fund's investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Real Estate Fund are: (1) market risk, (2) company risk, (3) small and medium capitalization risk, (4) headline risk, (5) selection risk, (6) focused portfolio risk, and (7) concentrated real estate portfolio risk. See the prospectus for a full description of each risk.

Davis Real Estate Fund concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund's investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a fund that does not concentrate its portfolio.

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================
MANAGEMENT'S DISCUSSION AND ANALYSIS - (CONTINUED)

Davis Real Estate Fund is allowed under its charter to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Fund's portfolio in a few companies, the Fund's investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

Davis Appreciation & Income Fund's investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Appreciation & Income Fund are: equity risks, including (1) market risk, (2) company risk,
(3) small and medium capitalization risk, (4) headline risk, and (5) selection risk; and debt risks, including (1) interest rate sensitivity, (2) changes in debt rating, and (3) credit risk, including debt rated less than investment grade. See the prospectus for a full description of each risk.

Davis Government Bond Fund's investment objective is current income. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Government Bond Fund is interest rate risk, consisting of: (1) price volatility risk, (2) extension and prepayment risk, and (3) credit risk. See the prospectus for a full description of each risk.

(1) The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I. The Standard & Poor's 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

II. The Dow Jones Wilshire 5000 Index measures the performance of all U.S. headquartered equity securities with readily available price data. Over 6,500 capitalization weighted security returns are used to adjust the index. The Wilshire 5000 is a broad measure of the entire U.S. stock market.

III. The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The index is capitalization-weighted. The beginning date was January 1, 1978, and the index is rebalanced monthly and returns are calculated on a buy and hold basis.

IV. The Lehman Brothers Intermediate Term U.S. Treasury Securities Index is a recognized unmanaged index of U.S. Government Securities performance.

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================
MANAGEMENT'S DISCUSSION AND ANALYSIS - (CONTINUED)

(2) Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. The following table lists the average annual total returns for Class A shares for the periods ended June 30, 2004. Returns for other classes of shares will vary from the following returns.


(without a 4.75% sales charge taken into consideration)

--------------------------------------------------------------------------------------------------------------
FUND NAME                           6 MONTH#       1 YEAR       5 YEARS      10 YEARS           INCEPTION
--------------------------------------------------------------------------------------------------------------
Davis Opportunity*                     4.20%       25.10%        9.25%            N/A       14.89% - 12/01/94
--------------------------------------------------------------------------------------------------------------
Davis Financial                        3.99%       24.73%        4.69%         16.17%       17.15% - 05/01/91
--------------------------------------------------------------------------------------------------------------
Davis Real Estate                      6.56%       27.91%       12.83%         12.24%       12.73% - 01/03/94
--------------------------------------------------------------------------------------------------------------
Davis Appreciation & Income            2.95%       15.10%        3.37%         10.49%       10.63% - 05/01/92
--------------------------------------------------------------------------------------------------------------
Davis Government Bond                (1.19)%      (2.62)%        4.43%            N/A        5.09% - 12/01/94
--------------------------------------------------------------------------------------------------------------

(with a 4.75% sales charge taken into consideration)

--------------------------------------------------------------------------------------------------------------
FUND NAME                          6 MONTH#       1 YEAR       5 YEARS      10 YEARS           INCEPTION
--------------------------------------------------------------------------------------------------------------
Davis Opportunity*                   (0.74)%       19.16%        8.20%            N/A       14.31% - 12/01/94
--------------------------------------------------------------------------------------------------------------
Davis Financial                      (0.94)%       18.81%        3.67%         15.60%       16.72% - 05/01/91
--------------------------------------------------------------------------------------------------------------
Davis Real Estate                      1.50%       21.84%       11.74%         11.69%       12.21% - 01/03/94
--------------------------------------------------------------------------------------------------------------
Davis Appreciation & Income          (1.92)%        9.63%        2.37%          9.95%       10.19% - 05/01/92
--------------------------------------------------------------------------------------------------------------
Davis Government Bond                (5.95)%      (7.18)%        3.41%            N/A        4.55% - 12/01/94
--------------------------------------------------------------------------------------------------------------

Fund performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

* In 1999 and 2000 the Davis Opportunity Fund made favorable investments in initial public offerings (IPOs), which improved short-term performance. These markets were unusual and such performance may not continue in the future.

# Non-annualized

(3) A company or sector's contribution to the Fund's performance is a product both of its appreciation or depreciation and it's weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

(4) This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists each Fund's holdings of each company discussed.

Shares of the Davis Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS SERIES, INC.
FUND OVERVIEW
DAVIS OPPORTUNITY FUND
At June 30, 2004 (Unaudited)

================================================================================


          [GRAPHIC OMITTED]                            [GRAPHIC OMITTED]


          PORTFOLIO MAKEUP                             SECTOR WEIGHTINGS
       (% OF FUND NET ASSETS)                        (% OF STOCK HOLDINGS)
-------------------------------------          ---------------------------------
Common Stocks                  94.7%            Technology                  5.9%
Short Term Investments,                         Electronics                 6.9%
  Other Assets & Liabilities    5.3%            Food/Beverage &
                                                  Restaurant                3.9%
                                                Retailing                  14.3%
                                                Chemicals                   2.6%
                                                Energy                      7.2%
                                                Distributors                4.6%
                                                Other                       5.0%
                                                Media                       6.7%
                                                Diversified                 9.3%
                                                Pharmaceutical and
                                                  Health Care               6.4%
                                                Manufacturing               3.6%
                                                Telecommunications          5.4%
                                                Insurance                   6.8%
                                                Information/Information
                                                  Processing                3.4%
                                                Financial Services/
                                                  Banking                   8.0%



                                                                                                     % OF FUND
TOP 10 HOLDINGS                                SECTOR                                               NET ASSETS
--------------------------------------------------------------------------------------------------------------
Lagardere S.C.A.                               Media                                                     4.28%
Groupe Bruxelles Lambert S.A.                  Diversified                                               4.16%
AutoNation, Inc.                               Retailing                                                 3.65%
AutoZone, Inc.                                 Retailing                                                 3.58%
Tyco International Ltd.                        Diversified Manufacturing                                 3.29%
Golden West Financial Corp.                    Banks and Savings & Loan Associations                     2.79%
Premcor Inc.                                   Energy                                                    2.64%
Microsoft Corp.                                Technology                                                2.62%
AmerisourceBergen Corp.                        Pharmaceutical and Health Care                            2.53%
Hunter Douglas NV                              Manufacturing                                             2.51%

DAVIS SERIES, INC.
FUND OVERVIEW
DAVIS GOVERNMENT BOND FUND
At June 30, 2004 (Unaudited)

================================================================================


          [GRAPHIC OMITTED]                            [GRAPHIC OMITTED]


        PORTFOLIO MAKEUP                             SECTOR WEIGHTINGS
     (% OF FUND NET ASSETS)                         (% OF FIXED INCOME)
-------------------------------------       ------------------------------------
Fixed Income                    90.7%       FANNIE MAE MORTGAGE POOLS       8.6%
Repurchase Agreements,                      Government Agency Notes        63.3%
  Other Assets & Liabilities     9.3%       GINNIE MAE MORTGAGE POOLS      10.2%
                                            FREDDIE MAC MORTGAGE POOLS     17.9%



                                                                                                     % OF FUND
TOP 10 HOLDINGS                                      SECTOR                                         NET ASSETS
--------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 6.875%, 08/15/05             Government Agency Notes                             8.22%
Fannie Mae, 7.125%, 03/15/07                         Government Agency Notes                             7.55%
Freddie Mac, 7.00%, 07/15/05                         Government Agency Notes                             7.22%
Freddie Mac, 5.50%, 07/15/06                         Government Agency Notes                             7.22%
Federal Farm Credit Bank, 1.15375%, 01/18/06         Government Agency Notes                             6.89%
Federal Home Loan Bank, 3.875%, 08/22/08             Government Agency Notes                             6.83%
Freddie Mac, 3.40%, 10/15/07                         Government Agency Notes                             5.92%
Fannie Mae, 6.00%, 12/15/05                          Government Agency Notes                             4.62%
Ginnie Mae, 6.00%, 03/15/33 Pool No. 553126          Ginnie Mae Pools                                    4.54%
Freddie Mac, 4.50%, 03/01/08 Pool No. M90803         Freddie Mac Pools                                   4.48%

DAVIS SERIES, INC.
FUND OVERVIEW
DAVIS GOVERNMENT MONEY MARKET FUND
At June 30, 2004 (Unaudited)

================================================================================


          [GRAPHIC OMITTED]                            [GRAPHIC OMITTED]


           PORTFOLIO MAKEUP                      MATURITY DIVERSIFICATION*
        (% OF FUND NET ASSETS)                  (% OF PORTFOLIO'S HOLDINGS)
--------------------------------------    --------------------------------------
FANNIE MAE                       30.6%          0-30 Days                65.1%
Repurchase Agreements,                         31-90 Days                15.5%
  Other Assets & Liabilities     28.9%        91-180 Days                 3.9%
Federal Farm Credit Bank          4.0%       181-391 Days                15.5%
Federal Home Loan Bank           25.4%
FREDDIE MAC                       9.8%
SALLIE MAE                        1.3%




*The maturity dates of floating rate securities used in the Maturity Diversification chart are considered to be the effective maturities, based on the reset dates of the securities' variable rates. See the Fund's Schedule of Investments for a listing of the floating rate securities.

DAVIS SERIES, INC.
FUND OVERVIEW
DAVIS FINANCIAL FUND
At June 30, 2004 (Unaudited)

================================================================================


          [GRAPHIC OMITTED]                            [GRAPHIC OMITTED]


          PORTFOLIO MAKEUP                           SECTOR WEIGHTINGS
       (% OF FUND NET ASSETS)                      (% OF STOCK HOLDINGS)
--------------------------------------      ------------------------------------
Common Stocks                  100.03%      Diversified Manufacturing       9.0%
Short Term Investments,                     Banking                        12.8%
  Other Assets & Liabilities   (0.03)%      Insurance                      33.5%
                                            Industrial                      2.6%
                                            Business Services               5.0%
                                            Financial Services             33.1%
                                            Consumer Products               4.0%



                                                                                                     % OF FUND
TOP 10 HOLDINGS                                SECTOR                                               NET ASSETS
--------------------------------------------------------------------------------------------------------------
American Express Co.                           Financial Services                                       10.45%
Transatlantic Holdings, Inc.                   Reinsurance                                               9.66%
Tyco International Ltd.                        Diversified Manufacturing                                 9.00%
Citigroup Inc.                                 Financial Services                                        6.01%
Golden West Financial Corp.                    Banks and Savings & Loan Associations                     5.59%
Berkshire Hathaway Inc., Class A               Property/Casualty Insurance                               5.54%
American International Group, Inc.             Multi-Line Insurance                                      5.41%
D&B Corp.                                      Business Services                                         4.97%
Julius Baer Holding, Ltd. AG                   Investment Firms                                          4.96%
Cincinnati Financial Corp.                     Property/Casualty Insurance                               4.40%

DAVIS SERIES, INC.
FUND OVERVIEW
DAVIS APPRECIATION & INCOME FUND
At June 30, 2004 (Unaudited)

================================================================================


          [GRAPHIC OMITTED]                            [GRAPHIC OMITTED]


          PORTFOLIO MAKEUP                            SECTOR WEIGHTINGS
       (% OF FUND NET ASSETS)                       (% OF STOCK HOLDINGS)
--------------------------------------     -------------------------------------
Common Stocks                    31.2%       Electronics                    7.1%
Convertible Bonds                47.1%       Energy                         7.2%
Corporate Bonds                   1.3%       Waste Management               3.8%
Convertible Preferred Stocks     15.4%       Utilities                      3.0%
Short Term Investments,                      Industrial                     3.9%
  Other Assets & Liabilities      5.0%       Commercial Services            3.8%
                                             Financial Services            15.1%
                                             Pharmaceutical and
                                               Health Care                  3.4%
                                             Real Estate                   22.5%
                                             Rental Auto/Equipment          3.1%
                                             Education                      3.2%
                                             Retailing                      6.9%
                                             Building Materials             3.2%
                                             Insurance                      4.3%
                                             Other                          9.5%


                                                                                                    % OF FUND
TOP 10 HOLDINGS                                                       SECTOR                        NET ASSETS
--------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp. (Convertible into Devon Energy),
        5.50%, 08/02/04, Conv. Pfd.                                   Energy                             5.97%
American Express Co., Ser. 144A Conv. Sr. Notes,
        1.85%/Zero Cpn., 12/01/33                                     Financial Services                 4.82%
SL Green Realty Corp.                                                 Office/Industrial (REITS)          4.59%
Sealed Air Corp., Ser. 144A Conv. Sr. Notes, 3.00%, 06/30/33          Industrial                         3.69%
Waste Connections, Inc.                                               Waste Management                   3.58%
International Rectifier Corp., Conv. Sub. Notes, 4.25%, 07/15/07      Electronics                        3.25%
School Specialty, Inc., Conv. Sub. Notes, 6.00%, 08/01/08             Education                          3.06%
NCO Group Inc., Conv. Sub. Notes, 4.75%, 04/15/06                     Financial Services                 3.00%
United Rentals Trust I, 6.50%, 08/01/28, Conv. Pfd.                   Rental Auto/Equipment              2.94%
General Growth Properties, Inc.                                       Malls (REITS)                      2.91%

DAVIS SERIES, INC.
FUND OVERVIEW
DAVIS REAL ESTATE FUND
At June 30, 2004 (Unaudited)

================================================================================


          [GRAPHIC OMITTED]                            [GRAPHIC OMITTED]


           PORTFOLIO MAKEUP                           SECTOR WEIGHTINGS
        (% OF FUND NET ASSETS)                      (% OF STOCK HOLDINGS)
---------------------------------------        ---------------------------------
Common Stocks                     94.0%        Residential/Commercial
Short Term Investments,                          Building                   3.3%
  Preferred Stocks,                            Diversified                  1.8%
  Other Assets & Liabilities       6.0%        REITS                       93.4%
                                               Hotels & Lodging             1.5%


                                                                                                  % OF FUND
TOP 10 HOLDINGS                                      SECTOR                                      NET ASSETS
-----------------------------------------------------------------------------------------------------------
Centerpoint Properties Trust                         Industrial (REITS)                               6.74%
Chelsea Property Group, Inc.                         Outlet Centers (REITS)                           4.35%
Developers Diversified Realty Corp.                  Shopping Centers (REITS)                         4.11%
SL Green Realty Corp.                                Office Space (REITS)                             4.09%
ProLogis                                             Industrial (REITS)                               4.01%
General Growth Properties, Inc.                      Malls (REITS)                                    3.65%
Avalonbay Communities, Inc.                          Apartments (REITS)                               3.64%
Duke Realty Corp.                                    Diversified (REITS)                              3.56%
Alexandria Real Estate Equities, Inc.                Office Space (REITS)                             3.53%
Vornado Realty Trust                                 Diversified (REITS)                              3.49%

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited)
DAVIS OPPORTUNITY FUND

                                                                                                      VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - (94.71%)

   BANKS AND SAVINGS & LOAN ASSOCIATIONS - (5.85%)
       159,000  Bank One Corp. (Acquired by JPMorgan Chase & Co. effective 07/01/04)...........  $   8,109,000
       100,000  Commerce Bancorp, Inc. ........................................................      5,501,000
       117,000  Golden West Financial Corp. ...................................................     12,442,950
                                                                                                 -------------
                                                                                                    26,052,950
                                                                                                 -------------
   BUSINESS SERVICES - (0.57%)
        47,500  D&B Corp.*.....................................................................      2,560,725
                                                                                                 -------------
   CHEMICALS - (2.49%)
       186,000  Sigma-Aldrich Corp. ...........................................................     11,099,550
                                                                                                 -------------
   CONSUMER PRODUCTS - (2.00%)
       178,000  Altria Group, Inc. ............................................................      8,908,900
                                                                                                 -------------
   DISTRIBUTORS - (4.40%)
       344,000  Aramark Corp., Class B.........................................................      9,893,440
       165,000  Hughes Supply, Inc. ...........................................................      9,723,450
                                                                                                 -------------
                                                                                                    19,616,890
                                                                                                 -------------
   DIVERSIFIED - (4.16%)
       289,600  Groupe Bruxelles Lambert S.A. .................................................     18,537,623
                                                                                                 -------------
   DIVERSIFIED COMMERCIAL SERVICES - (1.31%)
     2,230,000  Rentokil Initial PLC...........................................................      5,841,803
                                                                                                 -------------
   DIVERSIFIED MANUFACTURING - (3.29%)
       442,500  Tyco International Ltd. .......................................................     14,664,450
                                                                                                 -------------
   ELECTRONICS - (6.51%)
       512,100  Agere Systems Inc., Class A*...................................................      1,177,830
       317,900  Agilent Technologies, Inc.*....................................................      9,308,112
       143,000  Applied Materials, Inc.*.......................................................      2,806,375
       243,000  Garmin Ltd. ...................................................................      9,001,935
       328,265  Taiwan Semiconductor Manufacturing Co. Ltd.....................................        472,577
       753,697  Taiwan Semiconductor Manufacturing Co. Ltd., ADR...............................      6,263,223
                                                                                                 -------------
                                                                                                    29,030,052
                                                                                                 -------------
   ENERGY - (6.84%)
       320,000  Calpine Corp.*.................................................................      1,382,400
        96,000  PetroChina Co. Ltd., ADR.......................................................      4,444,800
       314,000  Premcor Inc.*..................................................................     11,775,000
       242,000  Sempra Energy..................................................................      8,332,060
       156,500  Transocean Inc.*...............................................................      4,529,110
                                                                                                 -------------
                                                                                                    30,463,370
                                                                                                 -------------
   FINANCIAL SERVICES - (1.48%)
       100,000  Providian Financial Corp.*.....................................................      1,467,000
        71,000  Takefuji Corp. ................................................................      5,136,129
                                                                                                 -------------
                                                                                                     6,603,129
                                                                                                 -------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited)
DAVIS OPPORTUNITY FUND - (CONTINUED)

                                                                                                      VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - (CONTINUED)

   FOOD/BEVERAGE & RESTAURANT - (3.73%)
       127,125  Heineken Holding NV, Class A...................................................  $   3,728,810
       186,000  McDonald's Corp. ..............................................................      4,836,000
       118,000  Unilever NV, CVA...............................................................      8,063,575
                                                                                                 -------------
                                                                                                    16,628,385
                                                                                                 -------------
   HOTELS & MOTELS - (0.90%)
        80,000  Marriott International, Inc., Class A..........................................      3,990,400
                                                                                                 -------------
   INDUSTRIAL - (1.20%)
       100,000  Sealed Air Corp.*..............................................................      5,327,000
                                                                                                 -------------
   INFORMATION/INFORMATION PROCESSING - (3.23%)
       131,700  Equifax Inc. ..................................................................      3,259,575
       481,000  Reynolds & Reynolds Co., Class A...............................................     11,125,530
                                                                                                 -------------
                                                                                                    14,385,105
                                                                                                 -------------
   INSURANCE BROKERS - (0.19%)
        19,000  Marsh & McLennan Cos, Inc. ....................................................        862,220
                                                                                                 -------------
   INVESTMENT FIRMS - (0.24%)
         3,850  Julius Baer Holding, Ltd. AG...................................................      1,068,675
                                                                                                 -------------
   LIFE INSURANCE - (0.76%)
        83,000  AFLAC Inc. ....................................................................      3,387,230
                                                                                                 -------------
   MANUFACTURING - (3.40%)
       229,700  Hunter Douglas NV..............................................................     11,191,898
        54,200  Mohawk Industries, Inc.*.......................................................      3,974,486
                                                                                                 -------------
                                                                                                    15,166,384
                                                                                                 -------------
   MEDIA - (6.38%)
       305,000  Lagardere S.C.A. ..............................................................     19,077,570
       920,000  WPP Group PLC..................................................................      9,340,067
                                                                                                 -------------
                                                                                                    28,417,637
                                                                                                 -------------
   MEDICAL INSTRUMENTS - (2.35%)
       327,500  Apogent Technologies Inc.*.....................................................     10,480,000
                                                                                                 -------------
   PHARMACEUTICAL AND HEALTH CARE - (3.75%)
       188,500  AmerisourceBergen Corp. .......................................................     11,268,530
       166,000  Lincare Holdings Inc.*.........................................................      5,444,800
                                                                                                 -------------
                                                                                                    16,713,330
                                                                                                 -------------
   PROPERTY/CASUALTY INSURANCE - (2.74%)
            75  Berkshire Hathaway Inc., Class A*..............................................      6,671,250
        63,000  Cincinnati Financial Corp. ....................................................      2,740,815
        50,000  FPIC Insurance Group, Inc.*....................................................      1,243,250
         5,600  Markel Corp.*..................................................................      1,554,000
                                                                                                 -------------
                                                                                                    12,209,315
                                                                                                 -------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited)
DAVIS OPPORTUNITY FUND - (CONTINUED)

                                                                                                      VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - (CONTINUED)

   REINSURANCE - (2.73%)
        42,000  Everest Re Group, Ltd. ........................................................ $    3,375,120
       108,500  Transatlantic Holdings, Inc. ..................................................      8,787,415
                                                                                                --------------
                                                                                                    12,162,535
                                                                                                --------------
   RETAILING - (13.58%)
       145,000  Abercrombie & Fitch Co., Class A...............................................      5,618,750
       950,000  AutoNation, Inc.*..............................................................     16,245,000
       199,300  AutoZone, Inc.*................................................................     15,963,930
       283,000  CarMax, Inc.*..................................................................      6,189,210
       155,000  Costco Wholesale Corp. ........................................................      6,379,800
       130,000  Home Depot, Inc. ..............................................................      4,576,000
       364,000  99 Cents Only Stores*..........................................................      5,551,000
                                                                                                --------------
                                                                                                    60,523,690
                                                                                                --------------
   TECHNOLOGY - (5.56%)
       416,000  BMC Software, Inc.*............................................................      7,696,000
     1,694,000  Compal Electronics, Inc. ......................................................      1,839,114
        37,000  Lexmark International, Inc., Class A*..........................................      3,571,610
       408,000  Microsoft Corp. ...............................................................     11,654,520
                                                                                                --------------
                                                                                                    24,761,244
                                                                                                --------------
   TELECOMMUNICATIONS - (5.07%)
     1,924,000  Covad Communications Group, Inc.*..............................................      4,607,980
       301,000  Motorola, Inc. ................................................................      5,493,250
       367,500  Nokia Oyj......................................................................      5,309,148
       352,000  Nokia Oyj, ADR.................................................................      5,118,080
        98,300  SK Telecom Co., Ltd., ADR......................................................      2,063,317
                                                                                                --------------
                                                                                                    22,591,775
                                                                                                --------------
                           Total Common Stock - (identified cost $338,601,700).................    422,054,367
                                                                                                --------------


DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited)
DAVIS OPPORTUNITY FUND  - (CONTINUED)

                                                                                                      VALUE
PRINCIPAL                                        SECURITY                                           (NOTE 1)
===============================================================================================================
SHORT TERM INVESTMENTS - (4.91%)

$    6,201,000  Morgan Stanley & Co. Inc. Joint Repurchase Agreement, 1.55%,
                  07/01/04, dated 06/30/04, repurchase value of $6,201,267
                  (collateralized by: U.S. Government obligations in a pooled cash account,
                  total market value $6,325,020)............................................... $    6,201,000
     8,859,000  Nomura Securities International, Inc. Joint Repurchase Agreement, 1.55%,
                  07/01/04, dated 06/30/04, repurchase value of $8,859,381
                  (collateralized by: U.S. Government obligations in a pooled cash account,
                  total market value $9,036,180)...............................................      8,859,000
     6,798,000  UBS Financial Services Inc. Joint Repurchase Agreement, 1.55%,
                  07/01/04, dated 06/30/04, repurchase value of $6,798,293
                  (collateralized by: U.S. Government obligations in a pooled cash account,
                  total market value $6,933,960)...............................................      6,798,000
                                                                                                --------------

                           Total Short Term Investments - (identified cost $21,858,000)........     21,858,000
                                                                                                --------------

                Total Investments - (99.62%) - (identified cost $360,459,700) - (a)............    443,912,367
                Other Assets Less Liabilities - (0.38%)........................................      1,688,452
                                                                                                --------------
                           Net Assets - (100%)................................................. $  445,600,819
                                                                                                ==============
*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $362,527,166. At June 30,
2004 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                Unrealized appreciation........................................................ $   94,283,784
                Unrealized depreciation.......................................................     (12,898,583)
                                                                                                --------------
                           Net unrealized appreciation......................................... $   81,385,201
                                                                                                ==============


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2004  (Unaudited)
DAVIS GOVERNMENT BOND FUND

                                                                                                      VALUE
PRINCIPAL                                                                                           (NOTE 1)
==============================================================================================================
MORTGAGES - (33.24%)

   FANNIE MAE POOLS - (7.80%)
$    1,064,664    6.00%, 10/01/16 Pool No. 615235..............................................  $   1,110,508
     2,177,686    6.50%, 06/01/31 Pool No. 589340..............................................      2,271,871
     2,341,694    5.00%, 05/01/34 Pool No. 768228..............................................      2,273,926
                                                                                                 -------------
                           Total FANNIE MAE - (identified cost $5,616,782).....................      5,656,305
                                                                                                 -------------

   FREDDIE MAC POOLS - (16.23%)
     3,213,623    4.50%, 03/01/08 Pool No. M90803..............................................      3,253,376
     1,801,951    6.50%, 01/01/15 Pool No. G11063..............................................      1,906,356
     1,821,290    6.00%, 10/01/16 Pool No. E01054..............................................      1,901,080
     1,257,413    6.00%, 11/01/16 Pool No. E86208..............................................      1,310,539
     1,873,717    5.00%, 10/01/17 Pool No. E91955..............................................      1,879,807
     1,445,231    7.00%, 06/01/32 Pool No. C68162..............................................      1,524,530
                                                                                                 -------------
                           Total FREDDIE MAC - (identified cost $11,811,025)...................     11,775,688
                                                                                                 -------------

   GINNIE MAE POOLS - (9.21%)
       619,733    6.00%, 11/15/16 Pool No. 538265..............................................        650,875
     2,672,651    6.00%, 02/15/33 Pool No. 607650..............................................      2,742,648
     3,210,679    6.00%, 03/15/33 Pool No. 553126..............................................      3,292,743
                                                                                                 -------------
                           Total GINNIE MAE - (identified cost $6,804,352).....................      6,686,266
                                                                                                 -------------

                           Total Mortgages - (identified cost $24,232,159).....................     24,118,259
                                                                                                 -------------

GOVERNMENT AGENCY NOTES - (57.45%)
     3,200,000    Fannie Mae, 6.00%, 12/15/05..................................................      3,354,112
     5,000,000    Fannie Mae, 7.125%, 03/15/07.................................................      5,480,150
     2,000,000    Fannie Mae, 6.00%, 05/15/08..................................................      2,151,100
     5,000,000    Federal Farm Credit Bank, 1.15375%, 01/18/06 (b).............................      5,001,550
     5,680,000    Federal Home Loan Bank, 6.875%, 08/15/05 ....................................      5,964,398
     5,000,000    Federal Home Loan Bank, 3.875%, 08/22/08 ....................................      4,954,350
     5,000,000    Freddie Mac, 7.00%, 07/15/05.................................................      5,240,550
     5,000,000    Freddie Mac, 5.50%, 07/15/06.................................................      5,239,750
     4,340,000    Freddie Mac, 3.40%, 10/15/07.................................................      4,292,607
                                                                                                 -------------

                           Total Government Agency Notes - (identified cost $42,001,841).......     41,678,567
                                                                                                 -------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited)
DAVIS GOVERNMENT BOND FUND - (CONTINUED)

                                                                                                      VALUE
PRINCIPAL                                                                                           (NOTE 1)
============================================================================================================
SHORT TERM INVESTMENTS - (8.99%)

$    1,851,000    Morgan Stanley & Co. Inc. Joint Repurchase Agreement, 1.55%,
                    07/01/04, dated 06/30/04, repurchase value of $1,851,080
                    (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $1,888,020)............................................. $    1,851,000
     2,644,000    Nomura Securities International, Inc. Joint Repurchase Agreement, 1.55%,
                    07/01/04, dated 06/30/04, repurchase value of $2,644,114
                    (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $2,696,880).............................................      2,644,000
     2,030,000    UBS Financial Services Inc. Joint Repurchase Agreement, 1.55%,
                    07/01/04, dated 06/30/04, repurchase value of $2,030,087
                    (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $2,070,600).............................................      2,030,000
                                                                                                --------------

                           Total Short Term Investments - (identified cost $6,525,000).........      6,525,000
                                                                                                --------------


                  Total Investments - (99.68%) - (identified cost $72,759,000) - (a)...........     72,321,826
                  Other Assets Less Liabilities - (0.32%)......................................        235,132
                                                                                                --------------
                           Net Assets - (100%) ................................................ $   72,556,958
                                                                                                ==============

(a) Aggregate cost for Federal Income Tax purposes is $72,759,000. At June 30,
2004 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                  Unrealized appreciation...................................................... $       73,625
                  Unrealized depreciation......................................................       (510,799)
                                                                                                --------------
                           Net unrealized depreciation......................................... $     (437,174)
                                                                                                ==============


(b) The interest rates on floating rate securities, shown as of June 30, 2004, may change daily or less frequently and are based on indices of market interests rates.



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited)
DAVIS GOVERNMENT MONEY MARKET FUND

                                                                                                        VALUE
PRINCIPAL                                                                                             (NOTE 1)
==============================================================================================================
FANNIE MAE - (30.58%)
$   20,000,000    1.02%, 07/07/04..............................................................  $  19,996,600
    12,000,000    1.28%, 08/10/04..............................................................     11,982,933
    30,000,000    6.50%, 08/15/04..............................................................     30,189,646
     7,500,000    1.42%, 09/01/04..............................................................      7,481,658
     8,000,000    1.35%, 09/10/04 (b)..........................................................      8,000,000
       230,000    3.50%, 09/15/04..............................................................        231,115
    10,000,000    1.435%, 09/22/04.............................................................      9,966,915
    10,000,000    1.51%, 09/29/04..............................................................      9,962,250
    20,000,000    1.3375%, 12/13/04 (b)........................................................     19,999,229
    11,000,000    1.20%, 02/08/05 (c)..........................................................     11,000,000
    20,000,000    1.40%, 02/25/05..............................................................     20,000,000
    22,000,000    1.155%, 04/28/05 (b).........................................................     21,997,259
    10,000,000    1.40%, 05/03/05..............................................................     10,000,000
     6,000,000    1.531%, 10/07/05 (b).........................................................      6,001,518
                                                                                                 -------------
                           Total FANNIE MAE - (identified cost $186,809,123)...................    186,809,123
                                                                                                 -------------


FEDERAL FARM CREDIT BANK - (4.01%)
     1,500,000    1.00%, 07/02/04..............................................................      1,499,997
    23,000,000    1.336%, 06/10/05 (b).........................................................     23,000,000
                                                                                                 -------------
                           Total Federal Farm Credit Bank - (identified cost $24,499,997)......     24,499,997
                                                                                                 -------------


FEDERAL HOME LOAN BANK - (25.37%)
    22,000,000    1.13%, 07/09/04..............................................................     21,994,476
     4,000,000    1.415%, 09/20/04 (b).........................................................      3,999,657
    10,000,000    1.471%, 12/17/04 (b).........................................................      9,999,544
     8,000,000    1.04%, 01/05/05 (b)..........................................................      7,999,793
     1,000,000    1.30%, 02/23/05..............................................................        998,994
    20,000,000    1.45%, 03/11/05..............................................................     20,000,000
    20,000,000    1.22%, 04/25/05 (b)..........................................................     19,999,108
    20,000,000    1.30%, 04/27/05..............................................................     20,000,000
    10,000,000    1.55%, 05/06/05..............................................................     10,000,000
    20,000,000    1.23%, 07/26/05 (b)..........................................................     19,995,700
    20,000,000    1.029%, 08/02/05 (b).........................................................     19,996,113
                                                                                                 -------------
                           Total Federal Home Loan Bank - (identified cost $154,983,385).......    154,983,385
                                                                                                 -------------

FREDDIE MAC - (9.84%)
     4,500,000    6.505%, 07/01/04.............................................................      4,500,000
    45,476,000    3.00%, 07/15/04..............................................................     45,509,490
     5,045,000    6.25%, 07/15/04..............................................................      5,054,838
     5,000,000    3.25%, 11/15/04..............................................................      5,029,255
                                                                                                 -------------
                           Total FREDDIE MAC - (identified cost $60,093,583)...................     60,093,583
                                                                                                 -------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited)
DAVIS GOVERNMENT MONEY MARKET FUND - (CONTINUED)

                                                                                                        VALUE
PRINCIPAL                                                                                             (NOTE 1)
==============================================================================================================
SALLIE MAE - (1.31%)
$     8,000,000   1.451%, 10/21/04 (b) - (identified cost $7,999,763).......................... $    7,999,763
                                                                                                --------------
REPURCHASE AGREEMENTS - (25.92%)
     44,929,000   Morgan Stanley & Co. Inc. Joint Repurchase Agreement, 1.55%,
                    07/01/04, dated 06/30/04, repurchase value of $44,930,934
                    (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $45,827,580)............................................     44,929,000
     64,184,000   Nomura Securities International, Inc. Joint Repurchase Agreement, 1.55%,
                    07/01/04, dated 06/30/04, repurchase value of $64,186,763
                    (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $65,467,680)............................................     64,184,000
     49,256,000   UBS Financial Services Inc. Joint Repurchase Agreement, 1.55%,
                    07/01/04, dated 06/30/04, repurchase value of $49,258,121
                    (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $50,241,120)............................................     49,256,000
                                                                                                --------------

                           Total Repurchase Agreements - (identified cost $158,369,000)........    158,369,000
                                                                                                --------------

                  Total Investments - (97.03%) - (identified cost $592,754,851) - (a)..........    592,754,851
                  Other Assets Less Liabilities - (2.97%)......................................     18,141,179
                                                                                                --------------
                           Net Assets - (100%)................................................. $  610,896,030
                                                                                                ==============

(a)  Aggregate cost for Federal Income Tax Purposes is $592,754,851.

(b) The interest rates on floating rate securities, shown as of June 30, 2004, may change daily or less frequently and are based on indices of market interests rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(c) The interest rates on variable rate securities represents the current rate as of June 30, 2004.



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited)
DAVIS FINANCIAL FUND

                                                                                                         VALUE
SHARES                                           SECURITY                                             (NOTE 1)
===============================================================================================================
COMMON STOCK - (100.03%)

   BANKS AND SAVINGS & Loan Associations - (12.80%)
       608,000    Bank One Corp. (Acquired by JPMorgan Chase & Co. effective 07/01/04)......... $   31,008,000
       604,000    Commerce Bancorp, Inc. ......................................................     33,226,040
        90,000    Fifth Third Bancorp..........................................................      4,837,950
       503,700    Golden West Financial Corp. .................................................     53,568,495
                                                                                                --------------
                                                                                                   122,640,485
                                                                                                --------------
   BUSINESS SERVICES - (4.97%)
       883,750    D&B Corp.*...................................................................     47,642,962
                                                                                                --------------
   CONSUMER PRODUCTS - (3.97%)
       760,000    Altria Group, Inc. ..........................................................     38,038,000
                                                                                                --------------
   DIVERSIFIED MANUFACTURING - (9.00%)
     2,600,000    Tyco International Ltd. .....................................................     86,164,000
                                                                                                --------------
   FINANCIAL SERVICES - (28.16%)
     1,949,000    American Express Co. ........................................................    100,139,620
     1,238,333    Citigroup Inc. ..............................................................     57,582,484
       395,500    H&R Block, Inc. .............................................................     18,857,440
       636,200    Loews Corp. .................................................................     38,146,552
       556,300    Moody's Corp. ..............................................................      35,970,358
     1,295,000    Providian Financial Corp.*...................................................     18,997,650
                                                                                                --------------
                                                                                                   269,694,104
                                                                                                --------------
   INDUSTRIAL - (2.55%)
       459,000    Sealed Air Corp.*............................................................     24,450,930
                                                                                                --------------
   INVESTMENT FIRMS - (4.96%)
       171,244    Julius Baer Holding, Ltd. AG.................................................     47,533,581
                                                                                                --------------
   LIFE INSURANCE - (0.52%)
       208,700    China Life Insurance Co., Ltd., ADR*.........................................      4,944,103
                                                                                                --------------
   MULTI-LINE INSURANCE - (5.41%)
       726,796    American International Group, Inc. ..........................................     51,806,019
                                                                                                --------------
   PROPERTY/CASUALTY INSURANCE - (16.14%)
           597    Berkshire Hathaway Inc., Class A*............................................     53,103,150
       968,625    Cincinnati Financial Corp. ..................................................     42,140,031
       337,300    FPIC Insurance Group, Inc.*..................................................      8,386,965
        88,200    Markel Corp.*................................................................     24,475,500
       311,000    Progressive Corp. (Ohio).....................................................     26,528,300
                                                                                                --------------
                                                                                                   154,633,946
                                                                                                --------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited)
DAVIS FINANCIAL FUND - (CONTINUED)

                                                                                                         VALUE
SHARES                                           SECURITY                                             (NOTE 1)
==============================================================================================================
COMMON STOCK - (CONTINUED)

   REINSURANCE - (11.55%)
       225,000    Everest Re Group, Ltd. ...................................................... $   18,081,000
     1,142,550    Transatlantic Holdings, Inc. ................................................     92,535,124
                                                                                                --------------
                                                                                                   110,616,124
                                                                                                --------------

                           Total Common Stock - (identified cost $578,637,096).................    958,164,254
                                                                                                --------------


                  Total Investments - (100.03%) - (identified cost $578,637,096) - (a).........    958,164,254
                  Liabilities Less Other Assets - (0.03%)......................................       (323,380)
                                                                                                --------------
                           Net Assets - (100%) ................................................ $  957,840,874
                                                                                                ==============
*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $578,634,542. At June 30,
2004 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                  Unrealized appreciation...................................................... $  393,698,330
                  Unrealized depreciation......................................................    (14,168,618)
                                                                                                --------------
                           Net unrealized appreciation......................................... $  379,529,712
                                                                                                ==============

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC
SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited)
DAVIS APPRECIATION & INCOME FUND

                                                                                                      VALUE
SHARES /PRINCIPAL                                SECURITY                                           (NOTE 1)
==============================================================================================================
CONVERTIBLE PREFERRED STOCK - (15.44%)

   AIRLINES - (1.36%)
       161,300    Continental Airlines Finance Trust II, 6.00%, 11/15/30, Cum. Conv. Pfd. .....  $   3,407,463
                                                                                                 -------------
   ENERGY - (5.97%)
       264,200    Kerr-McGee Corp. (Convertible into Devon Energy),
                        5.50%, 08/02/04, Conv. Pfd. ...........................................     14,924,658
                                                                                                 -------------
   FINANCIAL SERVICES - (1.56%)
        90,000    Household International, Inc., 8.875%, 02/15/06, Adjustable
                     Conversion-Rate Equity Security Cum. Conv. Pfd. ..........................      3,897,000
                                                                                                 -------------
   PROPERTY/CASUALTY INSURANCE - (0.76%)
        80,000    Travelers Property Casualty Corp., 4.50%, 04/15/32, Conv. Pfd. ..............      1,904,000
                                                                                                 -------------
   RENTAL AUTO/EQUIPMENT - (2.94%)
       166,700    United Rentals Trust I, 6.50%, 08/01/28, Conv. Pfd. .........................      7,334,800
                                                                                                 -------------
   UTILITIES - (2.85%)
      169,000AES  Trust III, 6.75%, 10/15/29, Conv. Pfd. ......................................      7,108,140
                                                                                                 -------------

                           Total Convertible Preferred Stock - (identified cost $29,250,353)...     38,576,061
                                                                                                 -------------
CONVERTIBLE BONDS - (47.12%)

   BUILDING MATERIALS - (1.97%)
$   10,600,000    Masco Corp., Conv. Sr. Notes, Zero Cpn., 2.919%, 07/20/31 (c)(d).............      4,915,750
                                                                                                 -------------
   COMMERCIAL SERVICES - (2.88%)
     3,000,000    Quanta Services, Inc., Conv. Sub. Notes, 4.00%, 07/01/07.....................      2,745,000
     4,500,000    Quanta Services, Inc., Ser. 144A, Conv. Sub. Deb., 4.50%, 10/01/23 (b).......      4,460,625
                                                                                                 -------------
                                                                                                     7,205,625
                                                                                                 -------------
   EDUCATION - (3.06%)
     6,665,000    School Specialty, Inc., Conv. Sub. Notes, 6.00%, 08/01/08....................      7,639,756
                                                                                                 -------------
   ELECTRONICS - (6.76%)
     1,800,000    Fairchild Semiconductor Corp., Conv. Sr. Sub., 5.00%, 11/01/08...............      1,793,250
     8,220,000    International Rectifier Corp., Conv. Sub. Notes, 4.25%, 07/15/07.............      8,117,250
     4,430,000    InVision Technologies, Inc., Conv. Sr. Notes, 3.00% 10/01/23.................      6,977,250
                                                                                                 -------------
                                                                                                    16,887,750
                                                                                                 -------------
   FINANCIAL SERVICES - (10.71%)
    11,100,000    American Express Co., Ser. 144A Conv. Sr. Notes, 1.85%/Zero Cpn.,
                       12/01/33 (b)(e).........................................................     12,043,500
     7,160,000    NCO Group Inc., Conv. Sub. Notes, 4.75%, 04/15/06............................      7,509,050
    14,200,000    Providian Financial Corp., Conv. Notes, Zero Cpn., 6.58%, 02/15/21 (c)(d)....      7,224,250
                                                                                                 -------------
                                                                                                    26,776,800
                                                                                                 -------------
   GAMING/LOTTERY - (1.80%)
     2,600,000    GTECH Holdings Corp., Conv. Deb., 1.75%, 12/15/21............................      4,514,250
                                                                                                 -------------
   INDUSTRIAL - (3.69%)
     9,000,000    Sealed Air Corp., Ser. 144A Conv. Sr. Notes, 3.00%, 06/30/33 (b).............      9,236,250
                                                                                                 -------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited)
DAVIS APPRECIATION & INCOME FUND - (Continued)

                                                                                                      VALUE
PRINCIPAL/SHARES                                 SECURITY                                           (NOTE 1)
==============================================================================================================
CONVERTIBLE BONDS - (CONTINUED)

   MEDIA - (2.02%)
$    8,800,000    News America Inc., Conv. Notes, Zero Cpn., 3.35%, 02/28/21 (c)(d)............  $   5,049,000
                                                                                                 -------------

   MULTI-LINE INSURANCE - (3.33%)
     2,500,000    American International Group, Inc., Conv. Sr. Deb., Zero Cpn., 1.76%,
                      11/09/31 (c)(d)..........................................................      1,653,125
     6,895,000    American International Group, Inc., Conv. Sr. Notes, 0.50%, 05/15/07.........      6,662,294
                                                                                                 -------------
                                                                                                     8,315,419
                                                                                                 -------------
   PHARMACEUTICAL AND HEALTH CARE - (3.19%)
     8,800,000    Universal Health Services, Inc., Conv. Deb., 0.426%, 06/23/20................      5,269,000
     2,600,000    Valeant Pharmaceuticals International, Conv. Sub. Notes, 6.50%, 07/15/08.....      2,700,750
                                                                                                 -------------
                                                                                                     7,969,750
                                                                                                 -------------
   REAL ESTATE DEVELOPMENT - (1.64%)
     4,000,000    EOP Operating LP, Conv. Sr. Notes, 7.25%, 11/15/08...........................      4,095,000
                                                                                                 -------------
   RESIDENTIAL/COMMERCIAL BUILDING - (0.70%)
     1,600,000    WCI Communities, Inc., Ser. 144A Conv. Sr. Sub. Notes, 4.00%,
                      08/05/23 (b).............................................................      1,752,000
                                                                                                 -------------
   RETAILING - (3.21%)
     2,800,000    Costco Wholesale Corp., Conv. Sub. Notes, Zero Cpn., 1.03%,
                      08/19/17 (c)(d)..........................................................      2,649,500
     4,000,000    J. C. Penney Co., Inc., Conv. Sub. Notes, 5.00%, 10/15/08....................      5,370,000
                                                                                                 -------------
                                                                                                     8,019,500
                                                                                                 -------------
   TELECOMMUNICATIONS - (2.16%)
    10,268,000    United States Cellular Corp., Conv. Notes, Zero Cpn., 6.99%,
                      06/15/15 (c)(d)..........................................................      5,390,700
                                                                                                 -------------

                           Total Convertible Bonds  - (identified cost $107,990,476)...........    117,767,550
                                                                                                 -------------
CORPORATE BONDS - (1.30%)

   ENERGY - (0.57%)
     1,300,000    Occidental Petroleum Corp., Sr. Notes, 6.75%, 01/15/12.......................      1,433,874
                                                                                                 -------------
   RETAILING - (0.73%)
     1,900,000    AutoZone, Inc., Sr. Notes, 5.50%, 11/15/15...................................      1,823,166
                                                                                                 -------------

                           Total Corporate Bonds  - (identified cost $3,403,125)...............      3,257,040
                                                                                                 -------------
COMMON STOCK - (31.21%)

   APARTMENTS (REITS) - (2.53%)
       112,000    Avalonbay Communities, Inc. .................................................      6,330,240
                                                                                                 -------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited)
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)

                                                                                                      VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - (CONTINUED)

   BUILDING MATERIALS - (1.11%)
        88,700    Masco Corp. .................................................................  $   2,765,666
                                                                                                 -------------
   COMMERCIAL SERVICES - (0.76%)
       306,700    Quanta Services, Inc.* ......................................................      1,907,674
                                                                                                 -------------
   DIVERSIFIED FINANCIAL SERVICES - (2.07%)
      111,500     Citigroup Inc. ..............................................................      5,184,750
                                                                                                 -------------
   DIVERSIFIED (REITS) - (2.86%)
      124,976     Vornado Realty Trust.........................................................      7,137,379
                                                                                                 -------------
   ENERGY - (0.28%)
        14,500    Occidental Petroleum Corp. ..................................................        701,945
                                                                                                 -------------
   MALLS (REITS) - (2.91%)
       245,667    General Growth Properties, Inc. .............................................      7,264,373
                                                                                                 -------------
   OFFICE /INDUSTRIAL (REITS) - (7.10%)
       81,556     Centerpoint Properties Trust.................................................      6,259,423
       245,160    SL Green Realty Corp. .......................................................     11,473,488
                                                                                                 -------------
                                                                                                    17,732,911
                                                                                                 -------------
   RESIDENTIAL/COMMERCIAL BUILDING - (1.22%)
       136,800    WCI Communities, Inc.*.......................................................      3,052,008
                                                                                                 -------------
   RETAILING - (2.60%)
        47,900    AutoZone, Inc.*..............................................................      3,836,790
        64,900    Costco Wholesale Corp. ......................................................      2,671,284
                                                                                                 -------------
                                                                                                     6,508,074
                                                                                                 -------------
   SHOPPING CENTERS (REITS) - (2.47%)
       174,200    Developers Diversified Realty Corp. .........................................      6,161,454
                                                                                                 -------------
   TECHNOLOGY - (1.72%)
      103,000     SAP AG-ADR...................................................................      4,306,430
                                                                                                 -------------
   WASTE MANAGEMENT - (3.58%)
       301,734    Waste Connections, Inc.* ....................................................      8,949,431
                                                                                                 -------------

                           Total Common Stock - (identified cost $55,654,400)..................     78,002,335
                                                                                                 -------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited)
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)

                                                                                                      VALUE
PRINCIPAL                                        SECURITY                                           (NOTE 1)
==============================================================================================================
SHORT TERM INVESTMENTS - (4.50%)

$    3,190,000    Morgan Stanley & Co. Inc. Joint Repurchase Agreement, 1.55%,
                   07/01/04, dated 06/30/04, repurchase value of $3,190,137
                   (collateralized by: U.S. Government obligations in a pooled cash account,
                   total market value $3,253,800)..............................................  $   3,190,000
     4,558,000    Nomura Securities International, Inc. Joint Repurchase Agreement, 1.55%,
                   07/01/04, dated 06/30/04, repurchase value of $4,558,196
                   (collateralized by: U.S. Government obligations in a pooled cash account,
                   total market value $4,649,160)..............................................      4,558,000
     3,498,000    UBS Financial Services Inc. Joint Repurchase Agreement, 1.55%,
                   07/01/04, dated 06/30/04, repurchase value of $3,498,151
                   (collateralized by: U.S. Government obligations in a pooled cash account,
                   total market value $3,567,960)..............................................      3,498,000
                                                                                                 -------------

                           Total Short Term Investments - (identified cost $11,246,000)........     11,246,000
                                                                                                 -------------

                  Total Investments - (99.57%) - (identified cost $207,544,354) - (a)..........    248,848,986
                  Other Assets Less Liabilities - (0.43%)......................................      1,078,052
                                                                                                 -------------
                           Net Assets - (100%) ................................................  $ 249,927,038
                                                                                                 =============
*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $207,544,354. At June 30,
2004 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                  Unrealized appreciation......................................................  $  45,734,821
                  Unrealized depreciation......................................................     (4,430,189)
                                                                                                 -------------
                           Net unrealized appreciation.........................................  $  41,304,632
                                                                                                 =============

(b) These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $27,492,375 or 11.00% of the Fund's net assets, as of June 30, 2004.

(c) As of June 30, 2004 zero coupon bonds represented $26,882,325 or 10.76% of the Fund's net assets. Because zero coupon bonds pay no interest their value is generally more volatile than the value of other debt securities.

(d) Zero coupon bonds reflect effective yield on the date of purchase.

(e) Represents a step-down bond: a bond that pays one coupon rate for an initial period followed by a lower coupon rate.

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited)
DAVIS REAL ESTATE FUND

                                                                                                      VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - (93.95%)

   APARTMENTS (REITS) - (13.62%)
       297,941    Archstone-Smith Trust........................................................  $   8,738,610
       285,070    Avalonbay Communities, Inc. .................................................     16,112,156
       129,500    Camden Property Trust........................................................      5,931,100
       223,633    Essex Property Trust, Inc. ..................................................     15,285,316
       721,821    United Dominion Realty Trust, Inc. ..........................................     14,277,619
                                                                                                 -------------
                                                                                                    60,344,801
                                                                                                 -------------
   DIVERSIFIED - (1.70%)
       113,442    Forest City Enterprises, Inc., Class A.......................................      6,012,426
        38,000    St. Joe Co...................................................................      1,508,600
                                                                                                 -------------
                                                                                                     7,521,026
                                                                                                 -------------
   DIVERSIFIED (REITS) - (7.05%)
       495,873    Duke Realty Corp. ...........................................................     15,773,720
       270,962    Vornado Realty Trust.........................................................     15,474,640
                                                                                                 -------------
                                                                                                    31,248,360
                                                                                                 -------------
   FINANCIAL SERVICES (REITS) - (2.34%)
       259,000    iStar Financial Inc. ........................................................     10,360,000
                                                                                                 -------------
   FORESTRY (REITS) - (2.83%)
       385,398    Plum Creek Timber Co., Inc. .................................................     12,556,267
                                                                                                 -------------
   HOTELS & LODGING - (1.40%)
       137,894    Starwood Hotels & Resorts Worldwide, Inc. ...................................      6,184,546
                                                                                                 -------------
   INDUSTRIAL (REITS) - (14.21%)
       621,548    Catellus Development Corp. ..................................................     15,321,158
       389,127    Centerpoint Properties Trust.................................................     29,865,497
       539,492    ProLogis.....................................................................     17,760,077
                                                                                                 -------------
                                                                                                    62,946,732
                                                                                                 -------------
   MALLS (REITS) - (9.31%)
       547,557    General Growth Properties, Inc. .............................................     16,191,260
       209,779    Rouse Co. ...................................................................      9,964,503
       293,453    Simon Property Group, Inc. ..................................................     15,089,353
                                                                                                 -------------
                                                                                                    41,245,116
                                                                                                 -------------
   MANUFACTURED HOMES (REITS) - (1.18%)
       315,000    Affordable Residential Communities Inc.......................................      5,229,000
                                                                                                 -------------
   OFFICE SPACE (REITS) - (21.11%)
       275,313    Alexandria Real Estate Equities, Inc. .......................................     15,632,272
       397,000    Arden Realty, Inc. ..........................................................     11,675,770
        86,542    Boston Properties, Inc. .....................................................      4,334,023
       374,000    Brandywine Realty Trust......................................................     10,169,060
       438,356    CarrAmerica Realty Corp. ....................................................     13,251,502
       429,138    Corporate Office Properties Trust............................................     10,664,079
       122,500    Kilroy Realty Corp. .........................................................      4,177,250


DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited)
DAVIS REAL ESTATE FUND - (CONTINUED)

                                                                                                      VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - (Continued)

   OFFICE SPACE  (REITS) - (Continued)
       123,919    Parkway Properties, Inc. ....................................................  $   5,508,200
       386,958    SL Green Realty Corp. .......................................................     18,109,634
                                                                                                 -------------
                                                                                                    93,521,790
                                                                                                 -------------
   OUTLET CENTERS (REITS) - (4.35%)
       295,600    Chelsea Property Group, Inc. ................................................     19,279,032
                                                                                                 -------------
   RESIDENTIAL/COMMERCIAL BUILDING - (3.13%)
       622,500    WCI Communities, Inc.*.......................................................     13,887,975
                                                                                                 -------------
   SHOPPING CENTERS (REITS) - (10.26%)
       515,008    Developers Diversified Realty Corp. .........................................     18,215,833
       229,295    Kimco Realty Corp. ..........................................................     10,432,923
        66,500    Pan Pacific Retail Properties, Inc. .........................................      3,359,580
       314,078    Regency Centers Corp. .......................................................     13,473,946
                                                                                                 -------------
                                                                                                    45,482,282
                                                                                                 -------------
   SPECIALTY RETAIL (REITS) - (1.46%)
       220,000    Capital Automotive REIT......................................................      6,452,600
                                                                                                 -------------

                           Total Common Stock - (identified cost $288,708,461).................    416,259,527
                                                                                                 -------------
PREFERRED STOCK - (0.58%)

   APARTMENTS (REITS) - (0.58%)
        43,700    Equity Residential, 7.00%, Series E, Cum. Conv. Pfd. ........................      1,463,950
        32,000    Equity Residential, 8.60%, Series D, Cum. Pfd. ..............................        842,240
        10,000    Equity Residential, 9.125%, Series C, Cum. Pfd. .............................        269,400
                                                                                                 -------------

                           Total Preferred Stock - (identified cost $2,204,017)................      2,575,590
                                                                                                 -------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited)
DAVIS REAL ESTATE FUND - (CONTINUED)

                                                                                                      VALUE
PRINCIPAL                                        SECURITY                                           (NOTE 1)
==============================================================================================================
SHORT TERM INVESTMENTS - (5.69%)

$    7,146,000    Morgan Stanley & Co. Inc. Joint Repurchase Agreement, 1.55%,
                    07/01/04, dated 06/30/04, repurchase value of $7,146,308
                    (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $7,288,920)............................................. $    7,146,000
    10,208,000    Nomura Securities International, Inc. Joint Repurchase Agreement, 1.55%,
                    07/01/04, dated 06/30/04, repurchase value of $10,208,440
                    (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $10,412,160)............................................     10,208,000
     7,833,000    UBS Financial Services Inc. Joint Repurchase Agreement, 1.55%
                    07/01/04, dated 06/30/04, repurchase value of $7,833,337
                    (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $7,989,660).............................................      7,833,000
                                                                                                --------------

                           Total Short Term Investments - (identified cost $25,187,000)........     25,187,000
                                                                                                --------------

                  Total Investments - (100.22%) - (identified cost $316,099,478) - (a).........    444,022,117
                  Liabilities Less Other Assets - (0.22%)......................................       (976,459)
                                                                                                --------------
                           Net Assets - (100%)................................................. $  443,045,658
                                                                                                ==============
*Non-Income Producing Security.

 (a) Aggregate cost for Federal Income Tax purposes is $317,891,024. At June 30,
2004 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                  Unrealized appreciation...................................................... $  126,899,961
                  Unrealized depreciation.....................................................        (768,868)
                                                                                                --------------
                           Net unrealized appreciation......................................... $  126,131,093
                                                                                                ==============


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
STATEMENTS OF ASSETS AND LIABILITIES
At June 30, 2004 (Unaudited)

================================================================================


                                                                 DAVIS
                                                  DAVIS        GOVERNMENT                        DAVIS
                                    DAVIS       GOVERNMENT       MONEY           DAVIS       APPRECIATION      DAVIS
                                 OPPORTUNITY       BOND          MARKET        FINANCIAL       & INCOME     REAL ESTATE
                                     FUND          FUND           FUND            FUND           FUND           FUND
                                ------------   -----------   -------------   -------------   ------------  -------------
ASSETS:
Investments in securities,
  at value* (see
  accompanying Schedules of
  Investments)...............   $443,912,367   $72,321,826   $ 592,754,851   $ 958,164,254   $248,848,986  $ 444,022,117
Cash.........................         37,358         4,741          14,263          18,222          5,402          8,392
Receivables:
   Dividends and interest....        653,612       780,256       2,207,812       1,316,617      1,070,361      1,964,472
   Capital stock sold........      1,601,511        86,462      26,732,046       1,087,608        680,236      1,937,148
   Investment securities           2,464,772          -              -           1,005,207          -             -
     sold....................
Prepaid expenses.............         16,555        16,210          25,050           3,800         14,500         37,750
                                ------------   -----------   -------------   -------------   ------------  -------------
         Total assets........    448,686,175    73,209,495     621,734,022     961,595,708    250,619,485    447,969,879
                                ------------   -----------   -------------   -------------   ------------  -------------
LIABILITIES:
Payables:
   Investment securities
     purchased...............      1,474,133          -          9,962,250           -              -          3,303,953
   Capital stock reacquired..        836,220       436,283         501,375       1,697,609        253,896        767,203
Accrued expenses.............        180,890        69,600         112,987         293,972        112,734        275,325
Accrued management fees......        288,345        35,128         258,339         566,043        169,579        283,865
Distributions payable........           -           39,107           3,041           -               -             -
Note payable to bank (Note 7)           -             -              -             496,000           -             -
Distribution and service
  plan fees (Note 3).........        305,768        72,419           -             701,210        156,238        293,875
                                ------------   -----------   -------------   -------------   ------------  -------------
        Total liabilities....      3,085,356       652,537      10,837,992       3,754,834        692,447      4,924,221
                                ------------   -----------   -------------   -------------   ------------  -------------
NET ASSETS...................   $445,600,819   $72,556,958   $ 610,896,030    $957,840,874   $249,927,038  $ 443,045,658
                                ============   ===========   =============   =============   ============  =============

NET ASSETS CONSIST OF:
Par value of shares of
  capital stock..............   $    217,421   $   129,936   $   6,108,960    $    258,953   $     98,272  $     137,971

Additional paid-in capital...    370,894,975    79,073,300     604,787,070     589,758,203    215,830,271    333,695,595

Undistributed net investment
  income (loss)..............       (277,821)      (31,865)         -           (1,321,460)     1,313,155      2,529,603
Accumulated net realized
  losses from investment
  and foreign currency
  transactions...............     (8,678,808)   (6,177,239)         -          (10,385,439)    (8,619,292)   (21,240,150)
Net unrealized appreciation
  (depreciation) on
  investments and foreign
  currency transactions......     83,445,052      (437,174)         -          379,530,617     41,304,632    127,922,639
                                ------------   -----------   -------------   -------------   ------------  -------------
                                $445,600,819   $72,556,958    $610,896,030   $ 957,840,874   $249,927,038  $ 443,045,658
                                ============   ===========   =============   =============   ============  =============


* Including repurchase agreements of $158,369,000 for Davis Government Money Market Fund and cost of $360,459,700, $72,759,000, $592,754,851, $578,637,096,
$207,544,354, and $316,099,478 for Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, respectively.

DAVIS SERIES, INC.
STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
At June 30, 2004 (Unaudited)

================================================================================

                                                                DAVIS
                                                 DAVIS        GOVERNMENT                         DAVIS
                                   DAVIS       GOVERNMENT       MONEY           DAVIS        APPRECIATION      DAVIS
                                OPPORTUNITY       BOND          MARKET        FINANCIAL        & Income     REAL ESTATE
                                   FUND           FUND           FUND            FUND            FUND           FUND
                                ------------   -----------   -------------   -------------   ------------  -------------
CLASS A SHARES
   Net assets...............    $252,217,904   $21,028,276    $541,729,304   $ 556,747,266    $120,844,860   $215,061,791
   Shares outstanding.......      11,826,906     3,760,264     541,729,304      14,641,212       4,738,521      6,695,415
   Net asset value and
     redemption price
     per share (net
     assets/shares
     outstanding)...........    $      21.33   $      5.59    $       1.00   $       38.03    $      25.50   $      32.12
                                ============   ===========    ============   =============    ============   ============

   Maximum offering price
     per share (100/95.25 of
     net asset value).......    $      22.39   $      5.87    $       1.00   $       39.93    $      26.77   $      33.72
                                ============   ===========    ============   =============    ============   ============

CLASS B SHARES
   Net assets...............    $100,810,526   $43,111,159    $ 59,298,142   $ 285,196,095    $ 74,530,287   $108,785,177
   Shares outstanding.......       5,316,350     7,729,386      59,298,142       8,051,118       2,956,343      3,406,493
   Net asset value,
     offering and
     redemption price per
     share (net assets/
     shares outstanding)        $      18.96   $      5.58    $       1.00   $       35.42    $      25.21   $      31.93
                                ============   ===========    ============   =============    ============   ============

CLASS C SHARES
   Net assets...............    $ 75,018,643   $ 8,184,580    $  9,868,584   $ 105,705,990    $ 27,745,384   $ 64,087,857
   Shares outstanding.......       3,795,348     1,462,589       9,868,584       2,938,511       1,085,739      1,992,355
   Net asset value,
     offering and
     redemption price per
     share (net assets/
     shares outstanding)....    $      19.77   $      5.60    $       1.00   $       35.97    $      25.55   $      32.17
                                ============   ===========    ============   =============    ============   ============

CLASS Y SHARES
   Net assets...............    $ 17,553,746   $   232,943    $     -        $  10,191,523    $ 26,806,507   $ 55,110,833
   Shares outstanding.......         803,532        41,323          -              264,458       1,046,567      1,702,787
   Net asset value,
     offering and
     redemption price per
     share (net assets/
     shares outstanding)...     $      21.85   $      5.64    $     -        $       38.54    $      25.61   $      32.37
                                ============   ===========    ============   =============    ============   ============

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
STATEMENTS OF OPERATIONS
For the six months ended June 30, 2004 (Unaudited)

================================================================================

                                                                  DAVIS
                                                   DAVIS       GOVERNMENT                     DAVIS
                                     DAVIS      GOVERNMENT        MONEY         DAVIS      APPRECIATION      DAVIS
                                  OPPORTUNITY      BOND          MARKET       FINANCIAL      & INCOME     REAL ESTATE
                                     FUND          FUND           FUND          FUND           FUND           FUND
                                  -----------   ----------    -----------   -------------  ------------   -----------
INVESTMENT  INCOME
   (LOSS):
Income:
   Dividends...................   $ 2,699,298   $     -      $       -      $   5,444,660 $   2,212,462   $ 9,329,717
   Interest....................       168,599    1,606,509      3,110,782          14,646     2,579,888       112,968
                                  -----------   ----------    -----------   -------------  ------------   -----------
           Total income*.......     2,867,897    1,606,509      3,110,782       5,459,306     4,792,350     9,442,685
                                  -----------   ----------    -----------   -------------  ------------   -----------
Expenses:
   Management fees (Note 2)....     1,472,468      214,972      1,306,937       3,081,211       912,649     1,510,793
   Custodian fees..............        78,412       23,065         48,719          96,485        32,419        44,430
   Transfer agent fees
      Class A..................       160,140       40,139         37,625         311,440        49,533       334,389
      Class B..................        86,626       55,429         66,342         272,015        55,605        87,174
      Class C..................        56,215       13,416         13,697         101,103        18,367        42,088
      Class Y..................         4,102          444           -              8,762         1,985         5,636
   Audit fees..................         6,000        4,800          9,000          15,000         6,000         9,000
   Legal fees..................         3,856          708          4,000           8,111         1,747         3,077
   Accounting fees (Note 2)....         3,252        1,248         18,750           7,248         3,750         4,752
   Reports to shareholders.....        53,657       11,049         50,435         133,018        29,043        57,386
   Directors' fees and expenses        20,594        3,933         26,761          47,670        11,884        21,702
   Registration and filing fees        46,662       27,234         48,590          55,598        45,567        34,469
   Interest expense............          -            -              -             29,828           -            -
   Miscellaneous...............         8,305        1,359          6,699           5,884         5,956         2,771
   Distribution plan payments
      (Note 3)
      Class A..................       292,942       24,731           -            548,416        81,372       236,128
      Class B..................       498,560      263,809           -          1,509,562       367,488       552,496
      Class C..................       340,828       51,335           -            549,417       133,907       303,076
                                  -----------   ----------    -----------   -------------  ------------   -----------
           Total expenses......     3,132,619      737,671      1,637,555       6,780,768     1,757,272     3,249,367
           Expenses paid
            indirectly
            (Note 6)...........           (91)          (6)           (72)             (2)          (18)         (115)
                                  -----------   ----------    -----------   -------------  ------------   -----------
           Net expenses........     3,132,528      737,665      1,637,483       6,780,766     1,757,254     3,249,252
                                  -----------   ----------    -----------   -------------  ------------   -----------
               Net investment
                 income (loss).     (264,631)      868,844      1,473,299      (1,321,460)    3,035,096     6,193,433
                                  -----------   ----------    -----------   -------------  ------------   -----------


REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:
   Investment transactions.....     8,217,443   (1,113,646)          -          9,941,140     1,820,212     8,533,273
   Foreign currency transactions     (77,230)         -              -             (3,131)         -             -
Net change in unrealized
  appreciation (depreciation) on
  investments...................    6,555,693     (771,155)          -         27,195,205     1,671,976    10,898,396
                                  -----------   ----------    -----------   -------------  ------------   -----------
Net realized and unrealized
   gain (loss) on investments
   and foreign currency.........   14,695,906   (1,884,801)          -         37,133,214     3,492,188    19,431,669
                                  -----------   ----------    -----------   -------------  ------------   -----------
Net increase (decrease) in net
   assets resulting from
   operations...................  $14,431,275  $(1,015,957)   $ 1,473,299     $35,811,754    $6,527,284   $25,625,102
                                  ===========  ===========    ===========   =============  ============   ===========


*Net of foreign taxes
   withheld as follows:........   $   280,392         -              -      $     141,449 $       3,642          -



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended June 30, 2004
(Unaudited)

================================================================================

                                                                 DAVIS
                                                  DAVIS       GOVERNMENT                     DAVIS        DAVIS
                                   DAVIS       GOVERNMENT        MONEY         DAVIS      APPRECIATION     REAL
                                OPPORTUNITY       BOND          MARKET       FINANCIAL     & INCOME       ESTATE
                                    FUND          FUND            FUND          FUND          FUND         FUND
                                ------------  -----------    ------------  ------------   ------------ ------------
OPERATIONS:
   Net investment income
     (loss) ................... $   (264,631) $   868,844    $  1,473,299  $ (1,321,460)  $  3,035,096 $  6,193,433
   Net realized gain (loss)
     from investments and
     foreign currency
     transactions..............    8,140,213   (1,113,646)         -          9,938,009      1,820,212    8,533,273
   Net change in unrealized
     appreciation
     (depreciation) on
     investments...............    6,555,693     (771,155)         -         27,195,205      1,671,976   10,898,396
                                ------------  -----------    ------------  ------------   ------------ ------------
   Net increase (decrease) in
     net assets resulting
     from operations...........   14,431,275   (1,015,957)      1,473,299    35,811,754      6,527,284   25,625,102

DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:

   Net investment income
     Class A...................        -         (294,760)     (1,295,191)        -           (878,436)  (1,309,939)
     Class B...................        -         (505,194)       (154,080)        -           (383,339)    (538,436)
     Class C...................        -          (97,206)        (24,028)        -           (141,598)    (293,090)
     Class Y...................        -           (3,549)         -              -           (210,304)    (417,723)


CAPITAL SHARE
   TRANSACTIONS:

   Net increase (decrease) in
   net assets resulting from
   capital share transactions
   (Note 5)
     Class A...................   39,835,919   (3,626,101)     45,113,256       811,603      4,348,977   13,297,168
     Class B...................      326,354  (18,252,836)     (5,654,065)  (30,186,841)       963,147   (6,983,155)
     Class C...................   13,626,635   (4,557,970)          5,584    (6,699,467)     2,765,311    3,228,136
     Class Y...................   10,760,530      (24,315)         -         (1,829,527)       329,326   (1,767,739)
                                ------------  -----------    ------------  ------------   ------------ ------------

      Total increase (decrease)
       in net assets...........   78,980,713  (28,377,888)     39,464,775    (2,092,478)    13,320,368   30,840,324

NET ASSETS:
   Beginning of period.........  366,620,106  100,934,846     571,431,255   959,933,352    236,606,670  412,205,334
                                ------------  -----------    ------------  ------------   ------------ ------------

   End of period*.............. $445,600,819  $72,556,958   $ 610,896,030  $957,840,874   $249,927,038 $443,045,658
                                ============  ===========   =============  ============   ============ ============
     *Including undistributed
       net investment
       income (loss) of........ $   (277,821) $  (31,865)          -       $ (1,321,460)  $  1,313,155 $  2,529,603




SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31, 2003

================================================================================

                                                                  DAVIS
                                                   DAVIS       GOVERNMENT                     DAVIS          DAVIS
                                     DAVIS      GOVERNMENT        MONEY        DAVIS      APPRECIATION       REAL
                                 OPPORTUNITY       BOND          MARKET      FINANCIAL      & INCOME        ESTATE
                                     FUND         FUND            FUND          FUND          FUND           FUND
                                 ------------  -----------    -----------   ------------  ------------   ------------
OPERATIONS:
   Net investment income
     (loss) ..................   $ (2,130,159) $ 2,058,944   $  3,707,643   $   (969,280) $  6,062,588    $ 11,108,817
   Net realized gain (loss)
     from investments,
     foreign currency
     transactions and
     payments by affiliates....     8,004,881     (359,776)          -        (5,546,257)    7,343,322      21,058,102
   Net change in unrealized
     appreciation
     (depreciation) on
     investments...............    85,955,527   (2,861,074)          -       265,021,185    34,177,842      78,032,713
                                 ------------  -----------   ------------   ------------  ------------    ------------
   Net increase (decrease) in
     net assets resulting from
     operations................    91,830,249   (1,161,906)     3,707,643    258,505,648    47,583,752     110,199,632

DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:

   Net investment income
     Class A...................         -         (939,476)    (3,030,824)         -        (3,169,642)     (5,457,140)
     Class B...................         -       (2,220,220)      (573,686)         -        (1,486,135)     (2,657,604)
     Class C...................         -         (513,605)      (103,133)         -          (471,640)     (1,270,880)
     Class Y...................         -           (9,960)          -             -          (784,321)     (1,762,206)

   Return of capital
     Class A...................         -         (141,736)          -             -              -              -
     Class B...................         -         (334,957)          -             -              -              -
     Class C...................         -          (77,486)          -             -              -              -
     Class Y...................         -           (1,503)          -             -              -              -

CAPITAL SHARE
   TRANSACTIONS:

   Net increase (decrease) in
   net assets resulting from
   capital share transactions
   (Note 5)
     Class A...................    42,046,787   (3,547,884)    14,300,096    (21,859,683)   13,394,503       1,886,118
     Class B...................     2,210,628  (33,496,548)   (33,592,355)   (50,133,161)    5,835,144      (9,420,912)
     Class C...................     6,386,249  (11,354,937)   (10,188,560)   (15,495,779)    5,995,166       6,420,884
     Class Y...................       420,673      (20,794)          -        (4,653,864)    1,760,374       1,188,152
                                 ------------  -----------   ------------   ------------  ------------    ------------
   Total increase (decrease)
       in net assets...........   142,894,586  (53,821,012)   (29,480,819)   166,363,161    68,657,201      99,126,044

NET ASSETS:
   Beginning of year...........   223,725,520  154,755,858    600,912,074    793,570,191   167,949,469     313,079,290
                                 ------------  -----------   -------------  ------------  ------------    ------------

   End of year*................  $366,620,106  $100,934,846  $571,431,255   $959,933,352  $236,606,670    $412,205,334
                                 ============  ============  ============   ============  ============    ============
     *Including
      overdistributed net
      investment income of.....  $  (127,750)       -               -             -       $   (108,264)   $ (1,104,642)


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited)

================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Davis Series, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "40 Act") as amended, as an open-end management investment company. Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, and Davis Appreciation & Income Fund are diversified under the 40 Act. Davis Real Estate Fund is non-diversified under the 40 Act. The Company operates as a series issuing shares of common stock in the following six series (collectively "the Funds"):

DAVIS OPPORTUNITY FUND seeks to achieve growth of capital. It invests primarily in common stocks and other equity securities, and may invest in both domestic and foreign issuers.

DAVIS GOVERNMENT BOND FUND seeks to achieve current income. It invests in debt securities which are obligations of, or which are guaranteed by, the U.S. Government, its agencies or instrumentalities. Effective May 1, 2004, Davis Government Bond Fund changed its distribution of income method from monthly distribution to daily distribution.

DAVIS GOVERNMENT MONEY MARKET FUND seeks to achieve as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity. It invests in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities. There is no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

DAVIS FINANCIAL FUND seeks to achieve growth of capital. It invests primarily in common stocks and other equity securities, and will concentrate investments in companies principally engaged in the banking and financial services industries.

DAVIS APPRECIATION & INCOME FUND seeks to achieve total return. Under normal circumstances, the Fund invests in a diversified portfolio of convertible securities, common stock and fixed income securities. It may invest in lower rated bonds commonly known as "junk bonds".

DAVIS REAL ESTATE FUND seeks to achieve total return through a combination of growth and income. It invests primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments.

    Because of the risk inherent in any investment program, the Company cannot ensure that the investment objective of any of its series will be achieved.

    The Company accounts separately for the assets, liabilities and operations of each series. Each series offers shares in four classes, Class A, Class B, Class C, and Class Y. The Class A shares are sold with a front-end sales charge, except for shares of the Davis Government Money Market Fund which are sold at net asset value. Class B and C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class' distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
June 30, 2004 (Unaudited)

================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

A. VALUATION OF SECURITIES - Portfolio securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith by the Board of Directors. Short-term obligations are valued at amortized cost, which approximates fair value. The valuation procedures are reviewed and subject to approval by the Board of Directors.

B. MASTER REPURCHASE AGREEMENTS - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C. CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D. FOREIGN CURRENCY - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

    Reported net realized foreign exchange gains or losses arise from sales and maturities of investments, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
June 30, 2004 (Unaudited)

================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

E. FEDERAL INCOME TAXES - It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. At June 30, 2004, Davis Government Bond Fund had approximately $56,000 of post October 2003 losses available to offset future capital gains if any, which expire in 2012. At June 30, 2004, each Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                                                  DAVIS                             DAVIS
                               DAVIS           GOVERNMENT          DAVIS        APPRECIATION           DAVIS
                            OPPORTUNITY           BOND           FINANCIAL        & INCOME          REAL ESTATE
                               FUND               FUND             FUND             FUND               FUND
                         --------------      --------------   --------------   --------------     --------------
         EXPIRING
         --------
        12/31/2007       $       -           $    1,973,000   $       -        $       -          $   13,160,000
        12/31/2008               -                  906,000           -                -              19,154,000
        12/31/2009            4,534,000             -              1,026,000        1,300,000            -
        12/31/2010           10,218,000             -                 -             9,248,000            -
        12/31/2011               -                2,128,000       19,302,000           -                 -
                         --------------      --------------   --------------   --------------     --------------
          TOTAL          $   14,752,000      $    5,007,000   $   20,328,000   $   10,548,000     $   32,314,000


F. USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G. SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
June 30, 2004 (Unaudited)

================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, the tax deferral of losses on "wash sale" transactions, tax treatment of paydowns on fixed income securities and net operating losses. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATE

    Advisory fees are paid monthly to Davis Advisors, the Funds' investment adviser (the "Adviser"). The fee for the Davis Government Money Market Fund is 0.50% of the first $250 million of average net assets, 0.45% of the next $250 million of average net assets, and 0.40% of average net assets in excess of $500 million. The fee for the Davis Government Bond Fund is 0.50% of average net assets. The fee for each of the Davis Opportunity Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund is 0.75% of the average net assets for the first $250 million, 0.65% of the average net assets on the next $250 million, and 0.55% of the average net assets in excess of $500 million. Advisory fees paid during the six months ended June 30, 2004, approximated 0.71%, 0.50%, 0.47%, 0.63%, 0.75%, and 0.71% of average net assets for the Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, respectively.

    The Adviser was paid for registering fund shares for sale in various states. The fee for the four months ended April 30, 2004 for the Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, amounted to $3,332 for each fund. Effective May 1, 2004, the Adviser is no longer being paid for registering fund shares; the Funds are paying an independent third party to provide these services. State Street Bank & Trust Company ("State Street Bank") is the Funds' primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the six months ended June 30, 2004 for the Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund amounted to $22,716, $5,914, $9,826, $59,317, $10,079, and $41,094, respectively. State Street Bank is the Funds' primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds' custodian. The Adviser is also paid for certain accounting services. The fee for the six months ended June 30, 2004 for the Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund amounted to $3,252, $1,248, $18,750, $7,248, $3,750, and
$4,752, respectively. Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

    Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
June 30, 2004 (Unaudited)

================================================================================

NOTE 3 - DISTRIBUTION AND UNDERWRITING FEES

     CLASS A SHARES OF THE DAVIS OPPORTUNITY FUND, DAVIS GOVERNMENT BOND FUND, DAVIS FINANCIAL FUND, DAVIS APPRECIATION & INCOME FUND, AND DAVIS REAL ESTATE FUND

    Class A shares of the Funds are sold at net asset value plus a sales charge and are redeemed at net asset value (without a contingent deferred sales charge).

    During the six months ended June 30, 2004, Davis Distributors, LLC, the Funds' Underwriter (the "Underwriter" or "Distributor") received $408,430, $12,442, $258,669, $147,273, and $220,999 from commissions earned on sales of
Class A shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, respectively, of which $63,724, $1,762, $37,591, $22,143, and $33,933 was retained by the Underwriter and the remaining $344,706, $10,680, $221,078, $125,130, and $187,066 was re-allowed to investment dealers. The Underwriter paid the costs of prospectuses in excess of those required to be filed as part of the Funds' registration statement, sales literature, and other expenses assumed or incurred by it in connection with such sales.

    The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers which remain outstanding during the period. The service fee is paid at the annual rate up to 1/4 of 1% of the average net assets maintained by the responsible dealers. The Underwriter is not reimbursed for accounts in which the Underwriter pays no service fees to other firms. The service fee for Class A shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund for the six months ended June 30, 2004 was $292,942, $24,731, $548,416, $81,372, and $236,128,
respectively.

     CLASS B SHARES OF THE DAVIS OPPORTUNITY FUND, DAVIS GOVERNMENT BOND FUND, DAVIS FINANCIAL FUND, DAVIS APPRECIATION & INCOME FUND, AND DAVIS REAL ESTATE FUND

    Class B shares of the Funds are sold at net asset value and are redeemed at net asset value. A contingent deferred sales charge may be assessed on shares redeemed within six years of purchase.

    Each of the Class B shares of the Funds (other than Davis Government Money Market Fund) pay a distribution fee to reimburse the Distributor for commission advances on the sale of each Fund's Class B shares. Payments under the Class B Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which currently is 1.00%. Therefore, the effective rate of the Class B Distribution Plan is currently 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rules also limit the aggregate amount the Funds may pay for distribution to 6.25% of gross Funds sales since inception of the Distribution Plans plus interest at 1% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime rate plus 1%) of distribution charges that exceed the 1% annual limit in some future period or periods when the plan limits have not been reached.

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
June 30, 2004 (Unaudited)

================================================================================

NOTE 3 - DISTRIBUTION AND UNDERWRITING FEES - (CONTINUED)

    During the six months ended June 30, 2004, Class B shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund made distribution plan payments which included distribution fees of $374,832, $198,148, $1,134,831, $275,819, and $415,105, respectively and service fees of $123,728, $65,661,
$374,731, $91,669, and $137,391, respectively.

    Commission advances by the Distributor during the six months ended June 30, 2004 on the sale of Class B shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund amounted to $202,349, $8,220, $153,191, $85,158, and $122,725, respectively, all of which was reallowed to qualified selling dealers.

    The Distributor intends to seek payment from Class B shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund in the amounts of $2,759,239, $4,890,649, $25,062,327, $7,091,289, and $13,658,641, respectively, representing the cumulative commission advances by the Distributor on the sale of the Funds' Class B shares, plus interest, reduced by cumulative distribution fees paid by the Funds and cumulative contingent deferred sales charges paid by redeeming shareholders. The Funds have no contractual obligation to pay any such distribution charges and the amounts, if any, timing and condition of such payments are solely within the discretion of the Directors who are not interested persons of the Funds or the Distributor.

    A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Funds within six years of the original purchase. The charge is a declining percentage starting at 4% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the six months ended June 30, 2004 the Distributor received contingent deferred sales charges from Class B shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund of $59,706, $113,010, $225,666, $39,621, and $54,598, respectively.

     CLASS C SHARES OF THE DAVIS OPPORTUNITY FUND, DAVIS GOVERNMENT BOND FUND, DAVIS FINANCIAL FUND, DAVIS APPRECIATION & INCOME FUND, AND DAVIS REAL ESTATE FUND

    Class C shares of the Funds are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge of 1% if redeemed within one year of purchase. Payments under the Class C Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which currently is 1.00%. Therefore, the effective rate of the Class C Distribution Plan is currently 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class C shares are subject to the same 6.25% and 1% limitations applicable to the Class B Distribution Plan.

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
June 30, 2004 (Unaudited)

================================================================================

NOTE 3 - DISTRIBUTION AND UNDERWRITING FEES - (CONTINUED)

    During the six months ended June 30, 2004, Class C shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund made distribution fees of $255,621, $38,501, $412,063, $100,430, and $227,307, respectively and service fees of $85,207, $12,834, $137,354, $33,477, and $75,769. During the six months ended June 30, 2004, the Distributor received $3,826, $775, $3,587, $2,678, and $5,140 in contingent deferred sales charges from Class C shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, respectively.

DAVIS GOVERNMENT MONEY MARKET FUND

    All classes of shares of the Davis Government Money Market Fund are sold to investors at net asset value. The shareholders of the Davis Government Money Market Fund have adopted a Distribution expense plan in accordance with Rule 12b-1, which does not provide for any amounts to be paid directly to the Distributor as either compensation or reimbursement for distributing shares of the Fund, but does authorize the use of the advisory fee to the extent such fee may be considered to be indirectly financing any activity or expense which is primarily intended to result in the sale of Fund shares.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

    Purchases and sales of investment securities (excluding short-term securities) during the six months ended June 30, 2004 for the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund were as follows:

                                                  DAVIS                             DAVIS
                                DAVIS           GOVERNMENT        DAVIS         APPRECIATION        DAVIS
                             OPPORTUNITY           BOND         FINANCIAL         & INCOME       REAL ESTATE
                                FUND               FUND           FUND              FUND            FUND
                             ------------      ------------   --------------    -------------    -----------
     Cost of purchases.....  $116,956,830      $ 96,109,980   $      -          $ 23,920,953     $63,931,605
     Proceeds of sales.....  $ 38,745,575      $116,181,157   $ 46,194,560      $  8,903,952     $58,729,198

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
June 30, 2004 (Unaudited)

================================================================================

NOTE 5 - CAPITAL STOCK

    At June 30, 2004, there were 10 billion shares of capital stock ($0.01 par value per share) authorized of which 550 million shares each are designated to the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund. 4.1 billion shares are designated to the Davis Government Money Market Fund. Transactions in capital stock were as follows:


                                                                       SIX MONTHS ENDED
                                                                         JUNE 30, 2004
CLASS A                                                                   (UNAUDITED)
                                  ------------------------------------------------------------------------------------------
                                                                     DAVIS
                                                    DAVIS         GOVERNMENT                        DAVIS         DAVIS
                                      DAVIS       GOVERNMENT         MONEY          DAVIS       APPRECIATION       REAL
                                   OPPORTUNITY       BOND            MARKET       FINANCIAL       & INCOME        ESTATE
                                       FUND          FUND             FUND          FUND            FUND           FUND
                                  ------------   ----------      ------------   ------------    ------------   ------------
Shares sold....................      2,861,691      387,417       234,143,331      1,632,888         578,983      1,491,640
Shares issued in reinvestment
     of distributions..........          -           42,947         1,272,205         -               31,215         35,948
                                  ------------  -----------      ------------   ------------    ------------   ------------
                                     2,861,691      430,364       235,415,536      1,632,888         610,198      1,527,588
Shares redeemed................       (999,025)  (1,065,785)     (190,302,280)    (1,627,530)       (441,591)    (1,115,707)
                                  ------------  -----------      ------------   ------------    ------------   ------------
     Net increase (decrease) ..      1,862,666     (635,421)       45,113,256          5,358         168,607        411,881
                                  ============  ===========      ============   ============    ============   ============

Proceeds from shares sold......   $ 60,955,838  $ 2,208,402      $234,143,331   $ 62,853,242    $ 14,709,083   $ 46,583,249
Proceeds from shares issued
     in reinvestment of
     distributions ............              -      245,063         1,272,205         -              810,354      1,225,811
                                  ------------  -----------      ------------   ------------    ------------   ------------
                                    60,955,838    2,453,465       235,415,536     62,853,242      15,519,437     47,809,060
Cost of shares redeemed........    (21,119,919)  (6,079,566)     (190,302,280)   (62,041,639)    (11,170,460)   (34,511,892)
                                  ------------  -----------      ------------   ------------    ------------   ------------
     Net increase (decrease) ..   $ 39,835,919  $(3,626,101)     $ 45,113,256   $    811,603    $  4,348,977   $ 13,297,168
                                  ============  ===========      ============   ============    ============   ============


                                                                      YEAR ENDED
CLASS A                                                            DECEMBER 31, 2003
                                  -----------------------------------------------------------------------------------------
                                                                    DAVIS
                                                    DAVIS         GOVERNMENT                       DAVIS          DAVIS
                                     DAVIS       GOVERNMENT         MONEY          DAVIS        APPRECIATION      REAL
                                  OPPORTUNITY       BOND            MARKET       FINANCIAL        & INCOME       ESTATE
                                      FUND          FUND             FUND           FUND            FUND          FUND
                                  ------------   ----------      ------------   ------------    ------------  ------------
Shares sold....................     4,954,618     9,996,883      519,434,950      2,484,507       1,378,485      2,466,915
Shares issued in reinvestment
     of distributions..........         -           132,740        2,990,250         -              127,565        178,709
                                 ------------  ------------     ------------   ------------    ------------   ------------
                                    4,954,618    10,129,623      522,425,200      2,484,507       1,506,050      2,645,624
Shares redeemed................    (2,675,699)  (10,781,905)    (508,125,104)    (3,405,244)       (913,230)    (2,661,791)
                                 ------------  ------------     ------------   ------------    ------------   ------------
     Net increase (decrease) ..     2,278,919      (652,282)      14,300,096       (920,737)        592,820        (16,167)
                                 ============  ============     ============   ============    ============   ============

Proceeds from shares sold......  $ 86,346,216  $ 58,943,763     $519,434,950   $ 75,412,015    $ 30,830,287   $ 63,324,169
Proceeds from shares issued
     in reinvestment of
     distributions ............         -           773,343        2,990,250         -            2,897,612      4,869,857
                                 ------------  ------------     ------------   ------------    ------------   ------------
                                   86,346,216    59,717,106      522,425,200     75,412,015      33,727,899     68,194,026
Cost of shares redeemed........   (44,299,429)  (63,264,990)    (508,125,104)   (97,271,698)    (20,333,396)   (66,307,908)
                                 ------------  ------------     ------------   ------------    ------------   ------------
     Net increase (decrease) ..  $ 42,046,787  $ (3,547,884)    $ 14,300,096   $(21,859,683)   $ 13,394,503   $  1,886,118
                                 ============  ============     ============   ============    ============   ============

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
June 30, 2004 (Unaudited)

================================================================================
NOTE 5 - CAPITAL STOCK - (CONTINUED)

                                                               SIX MONTHS ENDED
                                                                 JUNE 30, 2004
CLASS B                                                           (UNAUDITED)
                                  ------------------------------------------------------------------------------------------
                                                                      DAVIS
                                                      DAVIS        GOVERNMENT                       DAVIS           DAVIS
                                      DAVIS         GOVERNMENT        MONEY          DAVIS      APPRECIATION         REAL
                                   OPPORTUNITY         BOND           MARKET       FINANCIAL      & INCOME          ESTATE
                                       FUND            FUND            FUND          FUND           FUND             FUND
                                   -----------   -------------    ------------   ------------    -----------     -----------
Shares sold.....................       577,801         497,587      18,155,548        166,130        381,913         381,792
Shares issued in reinvestment
     of distributions...........         -              67,395         133,983          -             12,291          13,561
                                   -----------   -------------    ------------   ------------    -----------     -----------
                                       577,801         564,982      18,289,531        166,130        394,204         395,353
Shares redeemed.................      (560,339)     (3,789,048)    (23,943,596)    (1,013,810)      (357,785)       (641,482)
                                   -----------   -------------    ------------   ------------    -----------     -----------
     Net increase (decrease) ...        17,462      (3,224,066)     (5,654,065)      (847,680)        36,419        (246,129)
                                   ===========   =============    ============   ============    ===========     ===========


Proceeds from shares sold.......   $10,920,377   $   2,842,390    $ 18,155,548   $  5,960,589    $ 9,560,161    $ 12,243,356
Proceeds from shares issued in
     reinvestment of
     distributions..............         -             384,091         133,983          -            316,118         460,516
                                   -----------   -------------    ------------   ------------    -----------     -----------
                                    10,920,377       3,226,481      18,289,531      5,960,589      9,876,279      12,703,872
Cost of shares redeemed.........   (10,594,023)    (21,479,317)    (23,943,596)   (36,147,430)    (8,913,132)    (19,687,027)
                                   -----------   -------------    ------------   ------------    -----------     -----------
     Net increase (decrease) ...   $   326,354   $ (18,252,836)   $ (5,654,065)  $(30,186,841)   $   963,147     $(6,983,155)
                                   ===========   =============    ============   ============    ===========     ===========


                                                                          YEAR ENDED
CLASS B                                                                DECEMBER 31, 2003
                                  ------------------------------------------------------------------------------------------
                                                                    DAVIS
                                                    DAVIS        GOVERNMENT                          DAVIS         DAVIS
                                      DAVIS       GOVERNMENT        MONEY           DAVIS        APPRECIATION       REAL
                                   OPPORTUNITY       BOND           MARKET        FINANCIAL        & INCOME        ESTATE
                                       FUND          FUND            FUND           FUND             FUND           FUND
                                  ------------  -------------   -------------   ------------     -----------   ------------
Shares sold.....................     1,356,607      6,426,980      45,224,573        451,113         986,402        525,064
Shares issued in reinvestment
     of distributions...........         -            239,101         486,402          -              48,408         73,974
                                  ------------  -------------   -------------   ------------     -----------   ------------
                                     1,356,607      6,666,081      45,710,975        451,113       1,034,810        599,038
Shares redeemed.................    (1,328,645)   (12,549,716)    (79,303,330)    (2,285,867)       (764,610)      (986,214)
                                  ------------  -------------   -------------   ------------     -----------   ------------
     Net increase (decrease) ...        27,962     (5,883,635)    (33,592,355)    (1,834,754)        270,200       (387,176)
                                  ============  =============   =============   ============     ===========   ============


Proceeds from shares sold.......  $ 21,565,209  $  37,686,655   $ 645,224,573   $ 12,945,811     $21,756,916   $ 13,616,553
Proceeds from shares issued
     in reinvestment of
     distributions..............         -          1,392,057         486,402          -           1,085,865      2,014,742
                                  ------------  -------------   -------------   ------------     -----------   ------------
                                    21,565,209     39,078,712      45,710,975     12,945,811      22,842,781     15,631,295
Cost of shares redeemed.........   (19,354,581)   (72,575,260)    (79,303,330)   (63,078,972)    (17,007,637)   (25,052,207)
                                  ------------  -------------   -------------   ------------     -----------   ------------
     Net increase (decrease) ...  $  2,210,628  $ (33,496,548)  $ (33,592,355)  $(50,133,161)    $ 5,835,144   $ (9,420,912)
                                  ============  =============   =============   ============     ===========   ============

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
June 30, 2004 (Unaudited)

================================================================================
NOTE 5 - CAPITAL STOCK - (CONTINUED)


                                                                  SIX MONTHS ENDED
                                                                     JUNE 30, 2004
CLASS C                                                               (UNAUDITED)
                                  ------------------------------------------------------------------------------------------
                                                                    DAVIS
                                                    DAVIS        GOVERNMENT                          DAVIS         DAVIS
                                      DAVIS       GOVERNMENT        MONEY           DAVIS        APPRECIATION       REAL
                                   OPPORTUNITY       BOND           MARKET        FINANCIAL        & INCOME        ESTATE
                                       FUND          FUND            FUND           FUND             FUND           FUND
                                  ------------   ------------    ------------   ------------     -----------    -----------
Shares sold.....................       871,435        100,036       4,912,159        214,317         251,743        306,919
Shares issued in reinvestment
     of distributions...........         -             13,333          19,654         -                4,595          7,413
                                  ------------   ------------    ------------   ------------     -----------    -----------
                                       871,435        113,369       4,931,813        214,317         256,338        314,332
Shares redeemed.................      (182,687)      (911,926)     (4,926,229)      (399,577)       (149,462)      (217,659)
                                  ------------   ------------    ------------   ------------     -----------    -----------
     Net increase (decrease) ...       688,748       (798,557)          5,584       (185,260)        106,876         96,673
                                  ============   ============    ============   ============     ===========    ===========

Proceeds from shares sold ......  $ 17,227,452   $    573,356    $  4,912,159   $  7,793,346     $ 6,402,685    $ 9,649,060
Proceeds from shares issued in
     reinvestment of
     distributions..............         -             76,268          19,654         -              119,842        253,610
                                  ------------   ------------    ------------   ------------     -----------    -----------
                                    17,227,452        649,624       4,931,813      7,793,346       6,522,527      9,902,670
Cost of shares redeemed.........    (3,600,817)    (5,207,594)     (4,926,229)   (14,492,813)     (3,757,216)    (6,674,534)
                                  ------------   ------------    ------------   ------------     -----------    -----------
     Net increase (decrease) ...  $ 13,626,635   $ (4,557,970)   $      5,584   $ (6,699,467)    $ 2,765,311    $ 3,228,136
                                  ============   ============    ============   ============     ===========    ===========

                                                                      YEAR ENDED
CLASS C                                                            DECEMBER 31, 2003
                                  ------------------------------------------------------------------------------------------
                                                                    DAVIS
                                                    DAVIS        GOVERNMENT                          DAVIS         DAVIS
                                      DAVIS       GOVERNMENT        MONEY           DAVIS        APPRECIATION       REAL
                                   OPPORTUNITY       BOND           MARKET        FINANCIAL        & INCOME        ESTATE
                                       FUND          FUND            FUND           FUND             FUND           FUND
                                  ------------   ------------    ------------   ------------     -----------    -----------
Shares sold.....................     1,044,882      1,649,214       9,805,728        303,972         499,522        493,411
Shares issued in reinvestment
     of distributions...........         -             53,825          88,618         -               16,135         36,722
                                  ------------   ------------    ------------   ------------     -----------    -----------
                                     1,044,882      1,703,039       9,894,346        303,972         515,657        530,133
Shares redeemed.................      (785,927)    (3,677,697)    (20,082,906)      (872,509)       (243,978)      (308,970)
                                  ------------   ------------    ------------   ------------     -----------    -----------
     Net increase (decrease) ...       258,955     (1,974,658)    (10,188,560)      (568,537)        271,679        221,163
                                  ============   ============    ============   ============     ===========    ===========

Proceeds from shares sold ......  $ 17,592,637   $  9,718,155    $  9,805,728   $  8,867,699     $11,106,340    $13,255,067
Proceeds from shares issued in
     reinvestment of
     distributions..............         -            314,843          88,618         -              367,906      1,013,127
                                  ------------   ------------    ------------   ------------     -----------    -----------
                                    17,592,637     10,032,998       9,894,346      8,867,699      11,474,246     14,268,194
Cost of shares redeemed.........   (11,206,388)   (21,387,935)    (20,082,906)   (24,363,478)     (5,479,080)    (7,847,310)
                                  ------------   ------------    ------------   ------------     -----------    -----------
     Net increase (decrease) ...  $  6,386,249   $(11,354,937)   $(10,188,560)  $(15,495,779)    $ 5,995,166    $ 6,420,884
                                  ============   ============    ============   ============     ===========    ===========

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
June 30, 2004 (Unaudited)

================================================================================

NOTE 5 - CAPITAL STOCK - (CONTINUED)

                                                                     SIX MONTHS ENDED
                                                                       JUNE 30, 2004
CLASS Y                                                                 (UNAUDITED)
                                  ------------------------------------------------------------------------------------------
                                                                    DAVIS
                                                    DAVIS        GOVERNMENT                          DAVIS         DAVIS
                                      DAVIS       GOVERNMENT        MONEY           DAVIS        APPRECIATION       REAL
                                   OPPORTUNITY       BOND           MARKET        FINANCIAL        & INCOME        ESTATE
                                       FUND          FUND            FUND           FUND             FUND           FUND
                                  ------------   ------------    ------------   ------------     -----------    -----------
Shares sold...................         524,586        9,362           -             15,370           16,353        14,932
Shares issued in
   reinvestment
   of distributions...........           -              298           -               -               7,922        11,956
                                   -----------   ----------    -------------   -----------      -----------   -----------
                                       524,586        9,660                         15,370           24,275        26,888
Shares redeemed...............         (35,221)     (13,919)          -            (63,144)         (11,669)      (85,441)
                                   -----------   ----------    -------------   -----------      -----------   -----------
   Net increase (decrease)....         489,365       (4,259)          -            (47,774)          12,606       (58,553)
                                   ===========   ==========    =============   ===========      ===========   ===========

Proceeds from shares sold          $11,529,737   $   54,080    $      -        $   609,145      $   419,365   $   470,975
Proceeds from shares
   issued in
   reinvestment of
   distributions..............           -            1,717           -               -             206,448       410,328
                                   -----------   ----------    -------------   -----------      -----------   -----------
                                    11,529,737       55,797                        609,145          625,813       881,303
Cost of shares redeemed.......        (769,207)     (80,112)          -         (2,438,672)        (296,487)   (2,649,042)
                                   -----------   ----------    -------------   -----------      -----------   -----------
   Net increase (decrease)....     $10,760,530   $  (24,315)   $      -        $(1,829,527)     $   329,326   $(1,767,739)
                                   ===========   ==========    =============   ===========      ===========   ===========


                                                                          YEAR ENDED
CLASS Y                                                                DECEMBER 31, 2003
                                  ------------------------------------------------------------------------------------------
                                                                    DAVIS
                                                    DAVIS        GOVERNMENT                          DAVIS         DAVIS
                                      DAVIS       GOVERNMENT        MONEY           DAVIS        APPRECIATION       REAL
                                   OPPORTUNITY       BOND           MARKET        FINANCIAL        & INCOME        ESTATE
                                       FUND          FUND            FUND           FUND             FUND           FUND
                                  ------------   ------------    ------------   ------------     -----------    -----------
Shares sold.....................        48,809         50,338             528         22,339         102,941        146,533
Shares issued in
   reinvestment
   of distributions.............          -               108          -                -             33,628         61,603
                                    ----------     ----------    ------------    -----------     -----------    -----------
                                        48,809         50,446             528         22,339         136,569        208,136
Shares redeemed.................       (28,729)       (54,435)           (528)      (181,435)        (56,719)      (167,248)
                                    ----------     ----------    ------------    -----------     -----------    -----------
   Net increase (decrease) .....        20,080         (3,989)         -            (159,096)         79,850         40,888
                                    ==========     ==========    ============    ===========     ===========    ===========

Proceeds from shares sold ......    $  882,580     $  298,867    $        528    $   708,252     $ 2,257,509    $ 4,121,491
Proceeds from shares
   issued in
   reinvestment of
   distributions................          -               635          -                -            766,647      1,687,290
                                    ----------     ----------    ------------    -----------     -----------    -----------
                                       882,580        299,502             528        708,252       3,024,156      5,808,781
Cost of shares redeemed ........      (461,907)      (320,296)           (528)    (5,362,116)     (1,263,782)    (4,620,629)
                                    ----------     ----------    ------------    -----------     -----------    -----------
   Net increase (decrease) .....    $  420,673     $  (20,794)   $     -         $(4,653,864)    $ 1,760,374    $ 1,188,152
                                    ==========     ==========    ============    ===========     ===========    ===========

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
June 30, 2004 (Unaudited)

================================================================================

NOTE 6 - EXPENSES PAID INDIRECTLY

    Under an agreement with the custodian bank, custody fees are reduced by credits for cash balances. Such reductions amounted to $91, $6, $72, $2, $18, and $115 for Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, respectively, during the six months ended June 30, 2004.

NOTE 7 - BANK BORROWINGS

    Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. At June 30, 2004, Davis Financial Fund had borrowings outstanding of $496,000, the interest rate was 2.25%. For the six months ended June 30, 2004, the average daily loan balance was 3,327,369 at an average interest rate of 1.7826%. Davis Financial Fund had gross borrowings and gross repayments of $27,009,800 and $31,738,800, respectively, during the six months ended June 30, 2004. The maximum amount of borrowings outstanding at any month end was $16,667,000. Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund had no borrowings outstanding for the six months ended June 30, 2004.

NOTE 8 - PAYMENTS BY AFFILIATES

    The Adviser reimbursed each fund for commissions paid to certain broker dealers which received brokerage which was directed for sale of fund shares from January 1, 2000 to July 31, 2003. The amount paid to the Davis Financial Fund in 2003 was $53,899.

NOTE 9 - LITIGATION MATTERS

    On June 2, 2004, a proposed class action lawsuit was filed in the United States District Court for the Southern District of New York on behalf of investors in certain mutual funds ("Funds") managed by Davis Selected Advisers L.P. ("Davis Advisors") including the Davis Funds. The plaintiffs claim that Davis Advisors and its affiliates, and the individual directors of the Funds (collectively the "Defendants") used Fund assets to pay brokers to market the Funds and that the Defendants disguised such payments as brokerage commissions and further failed to disclose such payments in public filings or elsewhere. The lawsuit seeks damages of unspecified amounts. Three substantially identical proposed class action lawsuits were filed against the Defendants later in June and July 2004 in the United States Court for the Southern District of New York. Davis Advisors believes the actions are without merit and the Defendants intend to vigorously defend the proceedings.

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS OPPORTUNITY FUND

================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS A

                                                   SIX MONTHS
                                                      ENDED                     YEAR ENDED DECEMBER 31,
                                                  JUNE 30, 2004   ------------------------------------------------
                                                   (UNAUDITED)      2003      2002      2001     2000(3)   1999(3)
                                                  -------------     ----      ----      ----     -------   -------
Net Asset Value, Beginning of Period............     $ 20.47      $ 14.53   $ 16.81   $ 18.60    $ 22.17   $ 21.96
                                                     -------      -------   -------   -------    -------   -------

Income  (Loss) From Investment Operations
-----------------------------------------
   Net Investment Income (Loss).................        0.02        (0.07)    (0.07)    (0.07)     (0.11)    (0.10)
   Net Realized and Unrealized Gains (Losses) ..        0.84         6.01     (2.21)    (1.44)      2.22      5.96
                                                     -------      -------   -------   -------    -------   -------
       Total From Investment Operations.........        0.86         5.94     (2.28)    (1.51)      2.11      5.86
                                                     -------      -------   -------   -------    -------   -------

Dividends and Distributions
---------------------------
   Distributions from Realized Gains............         -            -         -       (0.27)     (5.68)    (5.65)
   Distributions in Excess of
     Net Realized Gains.........................         -            -         -       (0.01)       -         -
                                                     -------      -------   -------   -------    -------   -------
       Total Dividends and Distributions........         -            -         -       (0.28)     (5.68)    (5.65)
                                                     -------      -------   -------   -------    -------   -------
Net Asset Value, End of Period..................     $ 21.33      $ 20.47   $ 14.53   $ 16.81    $ 18.60   $ 22.17
                                                     =======      =======   =======   =======    =======   =======

Total Return(1).................................       4.20%       40.88%  (13.56)%   (8.06)%     11.49%    31.45%
------------

Ratios/Supplemental Data
------------------------
   Net Assets, End of Period (000 omitted) .....    $252,218     $204,015  $111,685  $101,057    $83,607   $67,871
   Ratio of Expenses to Average Net Assets .....       1.20%*       1.30%     1.31%     1.23%      1.19%     1.29%
   Ratio of Net Investment Income (Loss) to
     Average Net Assets.........................       0.18%*     (0.47)%   (0.49)%   (0.50)%    (0.59)%   (0.50)%
   Portfolio Turnover Rate(2)...................      10.09%       42.34%    42.74%    40.96%     60.06%   100.30%

(1)) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) In 1999 and 2000 the Fund made favorable investments in initial public offerings (IPOs), which improved short-term performance. These markets were unusual and such performance may not continue in the future.

*   Annualized.


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS OPPORTUNITY FUND

================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS B

                                                   SIX MONTHS
                                                      ENDED                     YEAR ENDED DECEMBER 31,
                                                  JUNE 30, 2004   ------------------------------------------------
                                                   (UNAUDITED)      2003      2002      2001     2000(3)   1999(3)
                                                  -------------     ----      ----      ----     -------   -------
Net Asset Value, Beginning of Period............     $ 18.28      $ 13.07   $ 15.24   $ 17.05    $ 20.95   $ 21.18
                                                     -------      -------   -------   -------    -------   -------

Income (Loss) From Investment Operations
----------------------------------------
   Net Investment Loss..........................       (0.06)       (0.19)    (0.17)    (0.18)     (0.23)    (0.26)
   Net Realized and Unrealized Gains (Losses) ..        0.74         5.40     (2.00)    (1.35)      2.01      5.68
                                                     -------      -------   -------   -------    -------   -------
       Total From Investment Operations.........        0.68         5.21     (2.17)    (1.53)      1.78      5.42
                                                     -------      -------   -------   -------    -------   -------

Dividends and Distributions
---------------------------
   Distributions from Realized Gains............         -            -         -       (0.27)     (5.68)    (5.65)
   Distributions in Excess of
     Net Realized Gains.........................         -            -         -       (0.01)      -         -
                                                     -------      -------   -------   -------    -------   -------
       Total Dividends and Distributions........         -            -         -       (0.28)     (5.68)    (5.65)
                                                     -------      -------   -------   -------    -------   -------
Net Asset Value, End of Period..................     $ 18.96      $ 18.28   $ 13.07   $ 15.24    $ 17.05   $ 20.95
                                                     =======      =======   =======   =======    =======   =======

Total Return(1).................................        3.72%      39.86%  (14.24)%   (8.92)%     10.57%    30.42%
------------

Ratios/Supplemental Data
------------------------
   Net Assets,  End of Period (000 omitted) ....     $100,811     $96,854   $68,895   $69,903    $66,271   $52,234
   Ratio of Expenses to Average Net Assets .....        1.99%*      2.06%     2.09%     2.06%      2.08%     2.16%
   Ratio of Net Investment Loss to Average
     Net Assets.................................     (0.61)%*     (1.23)%   (1.27)%   (1.33)%    (1.48)%   (1.37)%
   Portfolio Turnover Rate(2)...................       10.09%      42.34%    42.74%    40.96%     60.06%   100.30%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) In 1999 and 2000 the Fund made favorable investments in initial public offerings (IPOs), which improved short-term performance. These markets were unusual and such performance may not continue in the future.

*    Annualized.



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS OPPORTUNITY FUND

================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS C


                                                   SIX MONTHS
                                                      ENDED                     YEAR ENDED DECEMBER 31,
                                                  JUNE 30, 2004   ------------------------------------------------
                                                   (UNAUDITED)      2003      2002      2001     2000(3)   1999(3)
                                                  -------------     ----      ----      ----     -------   -------
Net Asset Value, Beginning of Period............     $ 19.05      $ 13.62   $ 15.89   $ 17.76    $ 21.62   $ 21.71
                                                     -------      -------   -------   -------    -------   -------

Income (Loss) From Investment Operations
----------------------------------------
   Net Investment Loss..........................       (0.05)       (0.17)    (0.16)    (0.13)     (0.17)    (0.22)
   Net Realized and Unrealized Gains (Losses)...        0.77         5.60     (2.11)    (1.46)      1.99      5.78
                                                     -------      -------   -------   -------    -------   -------
       Total From Investment Operations.........        0.72         5.43     (2.27)    (1.59)      1.82      5.56
                                                     -------      -------   -------   -------    -------   -------

Dividends and Distributions
---------------------------
   Distributions from Realized Gains............        -            -         -        (0.27)     (5.68)    (5.65)
   Distributions  in Excess of
     Net Realized Gains.........................        -            -         -        (0.01)      -         -
                                                     -------      -------   -------   -------    -------   -------
       Total Dividends and Distributions .......        -            -         -        (0.28)     (5.68)    (5.65)
                                                     -------      -------   -------   -------    -------   -------
Net Asset Value, End of Period..................     $ 19.77      $ 19.05   $ 13.62   $ 15.89    $ 17.76   $ 21.62
                                                     =======      =======   =======   =======    =======   =======

Total Return(1) ................................       3.78%       39.87%  (14.29)%   (8.90)%     10.42%    30.32%
------------

Ratios/Supplemental Data
------------------------
   Net Assets, End of Period (000 omitted) .....     $75,019      $59,174   $38,793   $30,879    $13,326    $5,041


   Ratio of Expenses to Average Net Assets .....      1.98%*        2.05%     2.06%     2.08%      2.15%   2.34%(4)
   Ratio of Net Investment Loss to
     Average  Net Assets........................    (0.60)%*      (1.22)%   (1.24)%   (1.35)%    (1.55)%   (1.54)%
   Portfolio Turnover Rate(2)...................      10.09%       42.34%    42.74%    40.96%     60.06%   100.30%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) In 1999 and 2000 the Fund made favorable investments in initial public offerings (IPOs), which improved short-term performance. These markets were unusual and such performance may not continue in the future.

(4) Ratio of expenses to average net assets after the reduction of expenses paid indirectly 2.33% for 1999.

*     Annualized.



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS OPPORTUNITY FUND

================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS Y

                                                   SIX MONTHS
                                                      ENDED                     YEAR ENDED DECEMBER 31,
                                                  JUNE 30, 2004   ------------------------------------------------
                                                   (UNAUDITED)      2003      2002      2001     2000(3)   1999(3)
                                                  -------------     ----      ----      ----     -------   -------
Net Asset Value, Beginning of Period.............    $ 20.93      $ 14.80   $ 17.07   $ 18.83    $ 22.31   $ 21.96
                                                     -------      -------   -------   -------    -------   -------

Income (Loss) From Investment Operations
----------------------------------------
   Net Investment Income (Loss)..................       0.06        (0.02)    (0.02)    (0.03)     (0.04)    (0.03)(5)
   Net Realized and Unrealized Gains (Losses)....       0.86         6.15     (2.25)    (1.45)      2.24      6.03
                                                     -------      -------   -------   -------    -------   -------
       Total From Investment Operations..........       0.92         6.13     (2.27)    (1.48)      2.20      6.00
                                                     -------      -------   -------   -------    -------   -------

Dividends and Distributions
---------------------------
   Distributions from Realized Gains.............       -            -         -        (0.27)     (5.68)    (5.65)
   Distributions in Excess of
     Net Realized Gains..........................       -            -         -        (0.01)      -         -
                                                     -------      -------   -------   -------    -------   -------
       Total Dividends and Distributions.........       -            -         -        (0.28)     (5.68)    (5.65)
                                                     -------      -------   -------   -------    -------   -------
Net Asset Value, End of Period...................    $ 21.85      $ 20.93   $ 14.80   $ 17.07    $ 18.83   $ 22.31
                                                     =======      =======   =======   =======    =======   =======

Total Return(1) .................................      4.40%       41.42%  (13.30)%   (7.81)%     11.83%    32.16%
------------

Ratios/Supplemental Data
------------------------
   Net Assets,  End of Period (000 omitted) .....    $17,554       $6,577    $4,353    $4,309     $4,176        $5

   Ratio of Expenses to Average Net Assets ......     0.88%*        0.93%     0.93%     0.91%      0.93%     1.06%(4)
   Ratio of Net Investment Income (Loss) to
     Average  Net Assets.........................     0.50%*      (0.10)%   (0.11)%   (0.18)%    (0.33)%   (0.26)%
   Portfolio Turnover Rate(2)....................     10.09%       42.34%    42.74%    40.96%     60.06%   100.30%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) In 1999 and 2000 the Fund made favorable investments in initial public offerings (IPOs), which improved short-term performance. These markets were unusual and such performance may not continue in the future.

(4) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 1.05% for 1999.

(5) Per share calculations were based on average shares outstanding for the period.

*     Annualized.

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS GOVERNMENT BOND FUND

================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS A

                                                   SIX MONTHS
                                                      ENDED                     YEAR ENDED DECEMBER 31,
                                                  JUNE 30, 2004   ------------------------------------------------
                                                   (UNAUDITED)      2003      2002      2001      2000      1999
                                                  -------------     ----      ----      ----      ----      ----

Net Asset Value, Beginning of Period.............    $ 5.73        $ 5.92    $ 5.68    $ 5.60    $ 5.38    $ 5.90
                                                     ------        ------    ------    ------    ------    ------

Income (Loss) From Investment Operations
----------------------------------------
   Net Investment Income.........................      0.07          0.09      0.21      0.26      0.29      0.28
   Net Realized and Unrealized Gains (Losses)....     (0.14)        (0.08)     0.27      0.08      0.22     (0.48)
                                                     ------        ------    ------    ------    ------    ------
       Total From Investment Operations..........     (0.07)         0.01      0.48      0.34      0.51     (0.20)
                                                     ------        ------    ------    ------    ------    ------

Dividends and Distributions
---------------------------
   Net Investment Income.........................     (0.07)        (0.17)    (0.23)    (0.26)    (0.29)    (0.28)
   Return of Capital.............................       -           (0.03)      -         -         -(3)    (0.04)
   Distribution in Excess of Net
     Investment Income...........................       -             -       (0.01)      -         -         -
                                                     ------        ------    ------    ------    ------    ------
       Total Dividends and Distributions ........     (0.07)        (0.20)    (0.24)    (0.26)    (0.29)    (0.32)
                                                     ------        ------    ------    ------    ------    ------

Net Asset Value, End of Period...................    $ 5.59        $ 5.73    $ 5.92    $ 5.68    $ 5.60    $ 5.38
                                                     ======        ======    ======    ======    ======    ======

Total Return(1)..................................   (1.19)%         0.10%     8.66%     6.27%     9.81%  (3.47)%
------------

Ratios/Supplemental Data
------------------------
   Net Assets,  End of Period (000 omitted) .....   $21,028       $25,168   $29,892   $18,198   $15,548  $18,002
   Ratio of Expenses to Average Net Assets ......    1.24%*         1.13%     1.08%     1.22%     1.27%     1.20%
   Ratio of Net Investment
     Income to Average Net Assets................    2.50%*         1.96%     3.40%     4.59%     5.33%    5.07%
   Portfolio Turnover Rate(2)....................   121.51%       121.61%    69.89%   149.03%   140.66%  150.54%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)   Less than $0.005 per share.

*     Annualized.

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS GOVERNMENT BOND FUND

================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS B


                                                   SIX MONTHS
                                                      ENDED                     YEAR ENDED DECEMBER 31,
                                                  JUNE 30, 2004   ------------------------------------------------
                                                   (UNAUDITED)      2003      2002      2001      2000      1999
                                                  -------------     ----      ----      ----      ----      ----
Net Asset Value, Beginning of Period............     $ 5.71        $ 5.91    $ 5.66    $ 5.58    $ 5.37    $ 5.88
                                                     ------        ------    ------    ------    ------    ------
Income (Loss) From Investment Operations
----------------------------------------
   Net Investment Income........................       0.05          0.03      0.17      0.23      0.24      0.24
   Net Realized and Unrealized Gains
     (Losses)...................................      (0.13)        (0.08)     0.28      0.07      0.21     (0.48)
                                                     ------        ------    ------    ------    ------    ------
       Total From Investment Operations.........      (0.08)        (0.05)     0.45      0.30      0.45     (0.24)
                                                     ------        ------    ------    ------    ------    ------
Dividends and Distributions
---------------------------
   Net Investment Income........................      (0.05)        (0.12)    (0.19)    (0.22)    (0.24)    (0.23)
   Return of Capital............................       -            (0.03)     -         -         -(3)     (0.04)
   Distribution in Excess of Net
     Investment Income..........................       -             -        (0.01)     -         -         -
                                                     ------        ------    ------    ------    ------    ------
       Total Dividends and Distributions .......      (0.05)        (0.15)    (0.20)    (0.22)    (0.24)    (0.27)
                                                     ------        ------    ------    ------    ------    ------

Net Asset Value, End of Period..................     $ 5.58        $ 5.71    $ 5.91    $ 5.66    $ 5.58    $ 5.37
                                                     ======        ======    ======    ======    ======    ======

Total Return(1).................................     (1.36)%       (0.80)%     8.05%     5.48%     8.80%  (4.12)%
------------

Ratios/Supplemental Data
------------------------
   Net Assets, End of Period (000 omitted) .....     $43,111       $62,549   $99,461   $37,541   $17,331  $28,344
   Ratio of Expenses to Average Net Assets .....      1.88%*         1.82%     1.82%     1.94%     2.00%     1.95%
   Ratio of Net Investment Income
     to Average Net Assets......................      1.86%*         1.27%     2.66%     3.87%     4.60%    4.32%
   Portfolio Turnover Rate(2)...................     121.51%       121.61%    69.89%   149.03%   140.66%  150.54%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)   Less than $0.005 per share.

*     Annualized.



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS GOVERNMENT BOND FUND

================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS C



                                                   SIX MONTHS
                                                      ENDED                     YEAR ENDED DECEMBER 31,
                                                  JUNE 30, 2004   ------------------------------------------------
                                                   (UNAUDITED)      2003      2002      2001      2000      1999
                                                  -------------     ----      ----      ----      ----      ----
Net Asset Value, Beginning of Period.............     $ 5.73       $ 5.93    $ 5.68    $ 5.60    $ 5.39    $ 5.90
                                                      ------       ------    ------    ------    ------    ------
Income (Loss) From Investment Operations
----------------------------------------
   Net Investment Income.........................       0.05         0.01      0.17      0.23      0.24      0.23
   Net Realized and Unrealized Gains (Losses) ...      (0.13)       (0.06)     0.28      0.07      0.21     (0.47)
                                                      ------       ------    ------    ------    ------    ------
       Total From Investment Operations..........      (0.08)       (0.05)     0.45      0.30      0.45     (0.24)
                                                      ------       ------    ------    ------    ------    ------

Dividends and Distributions
---------------------------
   Net Investment Income.........................      (0.05)       (0.12)    (0.19)    (0.22)    (0.24)    (0.23)
   Return of Capital.............................       -           (0.03)     -         -         -(3)     (0.04)
   Distribution in Excess of Net
     Investment Income...........................       -            -        (0.01)     -         -         -
                                                      ------       ------    ------    ------    ------    ------
       Total Dividends and Distributions.........      (0.05)       (0.15)    (0.20)    (0.22)    (0.24)    (0.27)
                                                      ------       ------    ------    ------    ------    ------


Net Asset Value, End of Period...................     $ 5.60       $ 5.73    $ 5.93    $ 5.68    $ 5.60    $ 5.39
                                                      ======       ======    ======    ======    ======    ======

Total Return(1)..................................    (1.36)%      (0.80)%     8.03%     5.44%     8.75%    (4.15)%
------------

Ratios/Supplemental Data
------------------------
   Net Assets, End of Period (000 omitted) ......     $8,185      $12,955   $25,107   $12,335    $2,872    $4,791
   Ratio of Expenses to Average Net Assets ......     1.93%*        1.85%     1.83%     1.96%     2.07%     1.96%
   Ratio of Net Investment Income to
     Average Net Assets..........................     1.81%*        1.24%     2.65%     3.85%     4.53%     4.31%
   Portfolio Turnover Rate(2)....................    121.51%      121.61%    69.89%   149.03%   140.66%   150.54%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)   Less than $0.005 per share.

*     Annualized.


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS GOVERNMENT BOND FUND

================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS Y


                                                   SIX MONTHS
                                                      ENDED                     YEAR ENDED DECEMBER 31,
                                                  JUNE 30, 2004   ------------------------------------------------
                                                   (UNAUDITED)      2003      2002      2001      2000      1999
                                                  -------------     ----      ----      ----      ----      ----

Net Asset Value, Beginning of Period.............    $ 5.77        $ 5.97    $ 5.72    $ 5.64    $ 5.42    $ 5.92
                                                     ------        ------    ------    ------    ------    ------

Income (Loss) From Investment Operations
----------------------------------------

   Net Investment Income.........................      0.08          0.11      0.22      0.29      0.31      0.24(3)
   Net Realized and Unrealized Gains (Losses) ...     (0.13)        (0.10)     0.28      0.07      0.22     (0.40)
                                                     ------        ------    ------    ------    ------    ------
       Total From Investment Operations..........     (0.05)         0.01      0.50      0.36      0.53     (0.16)
                                                     ======        ======    ======    ======    ======    ======

Dividends and Distributions
---------------------------
   Net Investment Income.........................     (0.08)        (0.18)    (0.25)    (0.28)    (0.31)    (0.30)
   Return of Capital.............................      -            (0.03)     -         -         -   (4)  (0.04)
   Distribution in Excess of Net
     Investment Income...........................      -             -         -  (4)    -         -         -
                                                     ------        ------    ------    ------    ------    ------

       Total Dividends and Distributions.........     (0.08)        (0.21)    (0.25)    (0.28)    (0.31)    (0.34)
                                                     ------        ------    ------    ------    ------    ------


Net Asset Value, End of Period...................    $ 5.64        $ 5.77    $ 5.97    $ 5.72    $ 5.64    $ 5.42
                                                     ======        ======    ======    ======    ======    ======

Total Return(1)..................................    (0.88)%         0.17%     9.05%     6.54%    10.08%   (2.73)%

Ratios/Supplemental Data
------------------------
   Net Assets, End of Period (000 omitted) ......      $233          $263      $296      $438      $117       $17
   Ratio of Expenses to Average Net Assets ......    1.03%*         0.92%     0.88%     0.96%     1.02%     0.92%
   Ratio of Net Investment Income to
     Average Net Assets..........................    2.71%*         2.17%     3.60%     4.85%     5.58%     5.35%
   Portfolio Turnover Rate(2)....................   121.51%       121.61%    69.89%   149.03%   140.66%   150.54%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Per share calculations were based on average shares outstanding for the period.

(4)   Less than $0.005 per share.

*     Annualized.

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS GOVERNMENT MONEY MARKET FUND
================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASSES A, B, C, & Y



                                                   SIX MONTHS
                                                      ENDED                     YEAR ENDED DECEMBER 31,
                                                  JUNE 30, 2004   ------------------------------------------------
                                                   (UNAUDITED)      2003      2002      2001      2000      1999
                                                  -------------     ----      ----      ----      ----      ----

Net Asset Value, Beginning of Period...........      $ 1.000       $ 1.000   $ 1.000   $ 1.000   $ 1.000  $ 1.000
                                                     -------       -------   -------   -------   -------  -------

Income From Investment Operations
---------------------------------
    Net Investment Income......................         .003          .006      .014      .037      .058     .044

Dividends
---------
   Net Investment Income.......................        (.003)        (.006)    (.014)    (.037)    (.058)   (.044)
                                                     -------       -------   -------   -------   -------  -------

Net Asset Value, End of Period.................      $ 1.000       $ 1.000   $ 1.000   $ 1.000   $ 1.000  $ 1.000
                                                     =======       =======   =======   =======   =======  =======

Total Return(1) ...............................        0.26%         0.62%     1.38%     3.77%     5.91%    4.51%
------------

Ratios/Supplemental Data
------------------------
     Net Assets, End of Period
       (000 omitted) ..........................     $610,896      $571,431  $600,912  $505,713  $559,216 $553,977
     Ratio of Expenses to Average Net
       Assets .................................       0.58%*         0.60%     0.59%     0.59%     0.59%    0.61%
     Ratio of Net Investment Income to
       Average Net Assets......................       0.53%*         0.62%     1.35%     3.75%     5.77%    4.52%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.

*     Annualized.





SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS FINANCIAL FUND

================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS A


                                                   SIX MONTHS
                                                      ENDED                     YEAR ENDED DECEMBER 31,
                                                  JUNE 30, 2004   -----------------------------------------------------
                                                   (UNAUDITED)      2003       2002       2001       2000       1999
                                                  -------------     ----       ----       ----       ----        ----
Net Asset Value, Beginning of Period............     $ 36.57      $ 26.72    $ 32.98    $ 36.30    $ 29.07     $ 29.32
                                                     -------      -------    -------    -------    -------     -------

Income  (Loss) From Investment  Operations
------------------------------------------
   Net Investment Income (Loss).................        0.02         0.08       0.06      (0.06)     (0.06)       0.11
   Net Realized and Unrealized Gains (Losses) ..        1.44         9.77      (6.32)     (3.26)      9.22       (0.36)
                                                     -------      -------    -------    -------    -------     -------
       Total From Investment Operations.........        1.46         9.85      (6.26)     (3.32)      9.16       (0.25)
                                                     -------      -------    -------    -------    -------     -------

Dividends and Distributions
---------------------------
   Distributions from Realized Gains............         -            -          -          -         (1.91)       -
   Distribution in Excess of
     Net Realized Gains ........................         -            -          -          -         (0.02)       -
                                                     -------      -------    -------    -------    -------     -------
       Total Dividends and Distributions .......         -            -          -          -         (1.93)       -
                                                     -------      -------    -------    -------    -------     -------


Net Asset Value, End of Period..................     $ 38.03      $ 36.57    $ 26.72    $ 32.98    $ 36.30     $ 29.07
                                                     =======      =======    =======    =======    =======     =======

Total Return(1).................................       3.99%       36.86%   (18.98)%    (9.15)%      32.16%    (0.85)%
------------

Ratios/Supplemental Data
------------------------
   Net Assets, End of Period (000 omitted) .....    $556,747     $535,300   $415,641   $600,540   $637,882    $425,584
   Ratio of Expenses to Average Net Assets .....      1.01%*        1.10%      1.11%      1.08%      1.05%       1.04%
   Ratio of Net Investment Income (Loss)
     to Average Net Assets......................      0.10%*        0.27%      0.18%    (0.20)%    (0.21)%       0.36%
   Portfolio Turnover Rate(2)...................         -          9.29%     14.88%     17.80%     34.72%      17.55%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*     Annualized.







SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS FINANCIAL FUND

================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS B



                                                   SIX MONTHS
                                                      ENDED                     YEAR ENDED DECEMBER 31,
                                                  JUNE 30, 2004   -----------------------------------------------------
                                                   (UNAUDITED)      2003       2002       2001       2000        1999
                                                  -------------     ----       ----       ----       ----        ----
Net Asset Value, Beginning of Period.............    $ 34.22      $ 25.21    $ 31.39    $ 34.85    $ 28.22     $ 28.71
                                                     -------      -------    -------    -------    -------     -------
Income (Loss) From Investment Operations
----------------------------------------
   Net Investment Loss...........................      (0.15)       (0.18)     (0.21)     (0.33)     (0.31)      (0.16)
   Net Realized and Unrealized Gains (Losses) ...       1.35         9.19      (5.97)     (3.13)      8.87       (0.33)
                                                     -------      -------    -------    -------    -------     -------
       Total From Investment Operations..........       1.20         9.01      (6.18)     (3.46)      8.56       (0.49)
                                                     -------      -------    -------    -------    -------     -------
Dividends and Distributions
---------------------------
   Distributions from Realized Gains.............        -            -          -          -        (1.91)        -
   Distribution in Excess of
     Net Realized Gains .........................        -            -          -          -        (0.02)        -
                                                     -------      -------    -------    -------    -------     -------
       Total Dividends and Distributions.........        -            -          -          -        (1.93)        -
                                                     -------      -------    -------    -------    -------     -------

Net Asset Value, End of Period...................    $ 35.42      $ 34.22    $ 25.21    $ 31.39    $ 34.85     $ 28.22
                                                     =======      =======    =======    =======    =======     =======

Total Return(1)..................................       3.51%       35.74%   (19.69)%    (9.93)%     31.00%     (1.71)%
------------

Ratios/Supplemental Data
------------------------
   Net Assets, End of Period (000 omitted) ......    $285,196     $304,513   $270,645   $415,607   $447,199    $376,541
   Ratio of Expenses to Average Net Assets ......      1.88%*        1.98%      1.95%      1.90%      1.95%       1.90%
   Ratio of Net Investment Loss
      to Average Net Assets......................    (0.77)%*      (0.61)%    (0.66)%    (1.02)%    (1.11)%     (0.50)%
   Portfolio Turnover Rate(2)....................        -           9.29%     14.88%     17.80%     34.72%      17.55%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*     Annualized.






SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS FINANCIAL FUND

================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS C



                                                   SIX MONTHS
                                                      ENDED                     YEAR ENDED DECEMBER 31,
                                                  JUNE 30, 2004   -----------------------------------------------------
                                                   (UNAUDITED)      2003       2002       2001       2000        1999
                                                  -------------     ----       ----       ----       ----        ----
Net Asset Value, Beginning of Period.............    $34.75        $25.61     $31.88     $35.40     $28.63      $29.12
                                                     ------        ------     ------     ------     ------      ------

Income (Loss) From Investment Operations
----------------------------------------
   Net Investment Loss...........................     (0.15)        (0.18)     (0.21)     (0.32)     (0.27)      (0.15)
   Net Realized and Unrealized Gains (Losses) ...      1.37          9.32      (6.06)     (3.20)      8.97       (0.34)
                                                     ------        ------     ------     ------     ------      ------
       Total From Investment Operations..........      1.22          9.14      (6.27)     (3.52)      8.70       (0.49)
                                                     ------        ------     ------     ------     ------      ------

Dividends and Distributions
---------------------------
   Distributions from Realized Gains.............      -             -          -          -         (1.91)       -
   Distribution in Excess of
     Net Realized Gains .........................      -             -          -          -         (0.02)       -
                                                     ------        ------     ------     ------     ------      ------
       Total Dividends and Distributions.........      -             -          -          -         (1.93)       -
                                                     ------        ------     ------     ------     ------      ------

Net Asset Value, End of Period...................    $35.97        $34.75     $25.61     $31.88     $35.40      $28.63
                                                     ======        ======     ======     ======     ======      ======

Total Return(1)..................................     3.51%        35.69%   (19.67)%    (9.94)%     31.04%     (1.68)%
------------

Ratios/Supplemental Data
------------------------
   Net Assets, End of Period (000 omitted) ......  $105,706      $108,557    $94,557   $145,817   $142,081     $89,128
   Ratio of Expenses to Average Net Assets ......    1.89%*         1.99%      1.96%      1.90%      1.93%       1.89%
   Ratio of Net Investment Loss
     to Average Net Assets.......................  (0.78)%*       (0.62)%    (0.67)%    (1.02)%    (1.09)%     (0.49)%
   Portfolio Turnover Rate(2)....................      -            9.29%     14.88%     17.80%     34.72%      17.55%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*     Annualized.








SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS FINANCIAL FUND

================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS Y



                                                   SIX MONTHS
                                                      ENDED                     YEAR ENDED DECEMBER 31,
                                                  JUNE 30, 2004   -----------------------------------------------------
                                                   (UNAUDITED)      2003       2002       2001       2000        1999
                                                  -------------     ----       ----       ----       ----        ----
Net Asset Value, Beginning of Period.............    $ 37.03      $ 27.00    $ 33.27    $ 36.56    $ 29.21    $ 29.40
                                                     -------      -------    -------    -------    -------    -------

Income (Loss) From Investment Operations
----------------------------------------
   Net Investment Income (Loss)..................        0.05         0.17       0.14       -(3)      (0.01)      0.20
   Net Realized and Unrealized Gains (Losses)....        1.46         9.86      (6.41)     (3.29)      9.29      (0.39)
                                                     --------     --------   --------   --------   --------   --------
       Total From Investment Operations..........        1.51        10.03      (6.27)     (3.29)      9.28      (0.19)
                                                     --------     --------   --------   --------   --------   --------

Dividends and Distributions
---------------------------
   Distributions from Realized Gains.............         -            -          -          -         (1.91)      -
   Distribution in Excess of
     Net Realized Gains .........................         -            -          -          -         (0.02)      -
                                                      -------      -------    -------    -------    --------   -------
       Total Dividends and Distributions.........         -            -          -          -         (1.93)      -
                                                      -------      -------    -------    -------    --------   -------

Net Asset Value, End of Period...................     $ 38.54      $ 37.03    $ 27.00    $ 33.27    $ 36.56    $ 29.21
                                                      =======      =======    =======    =======    =======    =======

Total Return(1)..................................       4.08%       37.15%   (18.85)%    (9.00)%     32.42%    (0.65)%
------------

Ratios/Supplemental Data
------------------------
   Net Assets, End of Period (000 omitted) ......     $10,192      $11,563    $12,727    $23,266    $22,394     $8,260
   Ratio of Expenses to Average Net Assets ......      0.86%*        0.91%      0.88%      0.87%      0.89%      0.86%
   Ratio of Net Investment Income ...............
     (Loss) to Average Net Assets................      0.25%*        0.46%      0.41%      0.01%    (0.05)%      0.54%
   Portfolio Turnover Rate(2)....................        -           9.29%     14.88%     17.80%     34.72%     17.55%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)   Less than $0.005 per share.

*     Annualized.




SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS APPRECIATION & INCOME FUND

================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS A


                                                   SIX MONTHS
                                                      ENDED                     YEAR ENDED DECEMBER 31,
                                                  JUNE 30, 2004   -----------------------------------------------------
                                                   (UNAUDITED)      2003       2002       2001       2000        1999
                                                  -------------     ----       ----       ----       ----        ----

Net Asset Value, Beginning of Period............     $  24.95     $  20.30   $  21.36    $ 23.96    $ 25.21     $ 23.76
                                                     --------     --------   --------    -------    -------     -------

Income (Loss) From Investment Operations
----------------------------------------
   Net Investment Income........................         0.36         0.74       0.80       0.76       0.80        0.77
   Net Realized and Unrealized Gains (Losses) ..         0.38         4.65      (1.06)     (2.57)     (1.01)       2.22
                                                     --------     --------   --------    -------    -------     -------
       Total From Investment Operations.........         0.74         5.39      (0.26)     (1.81)     (0.21)       2.99
                                                     --------     --------   --------    -------    -------     -------

Dividends and Distributions
---------------------------
   Net Investment Income........................        (0.19)       (0.74)     (0.80)     (0.76)     (0.83)      (0.76)
   Distributions from Realized Gains............         -            -          -          -         (0.19)      (0.77)
   Return of Capital............................         -            -          -         (0.03)     (0.02)      (0.01)
                                                     --------     --------   --------    -------    -------     -------
       Total Dividends and Distributions........        (0.19)       (0.74)     (0.80)     (0.79)     (1.04)      (1.54)
                                                     --------     --------   --------    -------    -------     -------

Net Asset Value, End of Period..................     $  25.50     $  24.95   $  20.30    $ 21.36    $ 23.96     $ 25.21
                                                     ========     ========   ========    =======    =======     =======

Total Return(1).................................        2.95%       26.94%    (1.21)%    (7.56)%    (0.97)%      12.97%
------------

Ratios/Supplemental Data
------------------------
   Net Assets, End of Period (000 omitted)......     $120,845     $114,003    $80,751    $89,077   $102,702    $117,308
   Ratio of Expenses to Average Net Assets......       1.09%*        1.10%      1.09%      1.09%      1.07%       1.12%
   Ratio of Net Investment Income
     to Average Net Assets......................       2.85%*        3.38%      3.69%      3.31%      3.02%       2.99%
   Portfolio Turnover Rate(2)...................        3.87%       33.35%     34.26%     20.38%     24.50%      32.99%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*     Annualized.








SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS APPRECIATION & INCOME FUND

================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:


CLASS B



                                                   SIX MONTHS
                                                      ENDED                     YEAR ENDED DECEMBER 31,
                                                  JUNE 30, 2004   -----------------------------------------------------
                                                   (UNAUDITED)      2003       2002       2001       2000        1999
                                                  -------------     ----       ----       ----       ----        ----

Net Asset Value, Beginning of Period.............   $ 24.72       $ 20.13    $ 21.16    $ 23.74    $ 24.98     $ 23.55
                                                    -------       -------    -------    -------    -------     -------

Income (Loss) From Investment Operations
----------------------------------------
   Net Investment Income.........................      0.24          0.52       0.60       0.54       0.55        0.53
   Net Realized and Unrealized Gains (Losses)....      0.38          4.59      (1.03)     (2.55)     (0.99)       2.22
                                                    -------       -------    -------    -------    -------     -------
       Total From  Investment Operations ........      0.62          5.11      (0.43)     (2.01)     (0.44)       2.75
                                                    -------       -------    -------    -------    -------     -------

Dividends and Distributions
---------------------------
   Net  Investment Income........................     (0.13)        (0.52)     (0.60)     (0.54)     (0.59)      (0.54)
   Distributions from Realized Gains.............      -             -          -          -         (0.19)      (0.77)
   Return of  Capital............................      -             -          -         (0.03)     (0.02)      (0.01)
                                                    -------       -------    -------    -------    -------     -------
       Total Dividends and Distributions ........     (0.13)        (0.52)     (0.60)     (0.57)     (0.80)      (1.32)
                                                    -------       -------    -------    -------    -------     -------

Net Asset Value, End of Period...................   $ 25.21       $ 24.72    $ 20.13    $ 21.16    $ 23.74     $ 24.98
                                                    =======       =======    =======    =======    =======     =======

Total Return(1)..................................     2.50%        25.71%    (2.01)%    (8.47)%    (1.86)%      12.01%
------------

Ratios/Supplemental Data
------------------------
   Net Assets, End of Period
     (000 omitted)...............................   $74,530       $72,181    $53,326    $57,692    $71,789     $86,623
   Ratio of Expenses to Average Net Assets ......    2.01%*         2.03%      2.03%     2.01%(3)    2.02%(3)    2.01%
   Ratio of Net Investment Income
     to Average Net Assets.......................    1.93%*         2.45%      2.75%      2.40%      2.08%       2.10%
   Portfolio Turnover Rate(2)....................     3.87%        33.35%     34.26%     20.38%     24.50%      32.99%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 2.00% and 2.01% for 2001 and 2000, respectively.

*     Annualized.



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS APPRECIATION & INCOME FUND

================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS C


                                                   SIX MONTHS
                                                      ENDED                     YEAR ENDED DECEMBER 31,
                                                  JUNE 30, 2004   -----------------------------------------------------
                                                   (UNAUDITED)      2003      2002        2001       2000        1999
                                                  -------------     ----      ----        ----       ----        ----
Net Asset Value, Beginning of Period.............    $ 25.06      $ 20.40   $ 21.45     $ 24.06    $ 25.31     $ 23.86
                                                     -------      -------   -------     -------    -------     -------

Income (Loss) From Investment Operations
----------------------------------------
   Net Investment Income.........................       0.24         0.53      0.61        0.55       0.56        0.55
   Net Realized and Unrealized Gains (Losses)....       0.38         4.66     (1.05)      (2.58)     (1.00)       2.23
                                                     -------      -------   -------     -------    -------     -------
       Total From Investment operations .........       0.62         5.19     (0.44)      (2.03)     (0.44)       2.78
                                                     -------      -------   -------     -------    -------     -------

Dividends and Distributions
---------------------------
   Net Investment Income.........................      (0.13)       (0.53)    (0.61)      (0.55)     (0.60)      (0.55)
   Distributions from Realized Gains.............       -            -         -           -         (0.19)      (0.77)
   Return of Capital.............................       -            -         -          (0.03)     (0.02)      (0.01)
                                                     -------      -------   -------     -------    -------     -------
       Total Dividends and Distributions ........      (0.13)       (0.53)    (0.61)      (0.58)     (0.81)      (1.33)
                                                     -------      -------   -------     -------    -------     -------

Net Asset Value, End of Period...................    $ 25.55      $ 25.06   $ 20.40     $ 21.45    $ 24.06     $ 25.31
                                                     =======      =======   =======     =======    =======     =======

Total Return(1)..................................       2.47%       25.75%   (2.04)%    (8.44)%     (1.83)%      11.98%

Ratios/Supplemental Data
------------------------
   Net Assets, End of Period
     (000 omitted)...............................     $27,745      $24,531   $14,428    $12,717     $15,983     $18,936
   Ratio of Expenses to Average Net Assets.......      2.00%*        2.02%     2.05%(3)   2.02%       2.01%(3)    2.01%
   Ratio of Net Investment Income
     to Average Net Assets.......................      1.94%*        2.46%     2.74%      2.38%       2.09%       2.10%
   Portfolio Turnover Rate(2)....................       3.87%       33.35%    34.26%     20.38%      24.50%      32.99%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 2.04% and 2.00% for 2002 and 2000, respectively.

*     Annualized.



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS APPRECIATION & INCOME FUND

================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS Y


                                                   SIX MONTHS
                                                      ENDED                     YEAR ENDED DECEMBER 31,
                                                  JUNE 30, 2004   -----------------------------------------------------
                                                   (UNAUDITED)      2003       2002       2001       2000        1999
                                                  -------------     ----       ----       ----       ----        ----
Net Asset Value, Beginning of Period.............    $ 25.04      $ 20.38    $ 21.43    $ 24.05    $ 25.29     $ 23.84
                                                     -------      -------    -------    -------    -------     -------

Income (Loss) From Investment Operations
----------------------------------------
   Net Investment Income.........................       0.38         0.78       0.84       0.82       0.86        0.82
   Net Realized and Unrealized Gains (Losses)...        0.39         4.66      (1.05)     (2.61)     (1.00)       2.25
                                                     -------      -------    -------    -------    -------     -------
       Total From Investment Operations .........       0.77         5.44      (0.21)     (1.79)     (0.14)       3.07
                                                     -------      -------    -------    -------    -------     -------

Dividends and Distributions
---------------------------
   Net Investment Income.........................      (0.20)       (0.78)     (0.84)     (0.82)     (0.89)      (0.84)
   Distributions from Realized Gains.............       -            -          -          -         (0.19)      (0.77)
   Return of Capital.............................       -            -          -         (0.01)     (0.02)      (0.01)
                                                     -------      -------    -------    -------    -------     -------
       Total Dividends and Distributions ........      (0.20)       (0.78)     (0.84)     (0.83)     (1.10)      (1.62)
                                                     -------      -------    -------    -------    -------     -------

Net Asset Value, End of Period...................    $ 25.61      $ 25.04    $ 20.38    $ 21.43    $ 24.05     $ 25.29
                                                     =======      =======    =======    =======    =======     =======

Total Return(1)..................................      3.07%       27.13%    (0.96)%    (7.43)%   (0.70)%       13.30%
------------

Ratios/Supplemental Data
------------------------
   Net Assets, End of Period
     (000 omitted)...............................    $26,807      $25,892    $19,445    $20,865   $28,865      $33,221
   Ratio of Expenses to Average Net Assets ......     0.88%*        0.88%      0.88%      0.88%     0.88%(3)     0.87%
   Ratio of Net Investment Income
     to Average Net Assets.......................     3.06%*        3.60%      3.90%      3.52%     3.22%        3.24%
   Portfolio Turnover Rate(2)....................      3.87%       33.35%     34.26%     20.38%    24.50%       32.99%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 0.87% for 2000.

*     Annualized.




SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS REAL ESTATE FUND

================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS A


                                                   SIX MONTHS
                                                      ENDED                     YEAR ENDED DECEMBER 31,
                                                  JUNE 30, 2004   -----------------------------------------------------
                                                   (UNAUDITED)      2003       2002       2001       2000        1999
                                                  -------------     ----       ----       ----       ----        ----


Net Asset Value, Beginning of Period............     $ 30.32      $ 22.79    $ 22.29    $ 22.06    $ 18.27     $ 20.73
                                                     -------      -------    -------    -------    -------     -------

Income (Loss) From Investment Operations
----------------------------------------
   Net Investment Income........................        0.48         0.90       0.82       0.77       0.75        0.78
   Net Realized and Unrealized Gains (Losses)...        1.52         7.53       0.50       0.45       3.88       (2.32)
                                                     -------      -------    -------    -------    -------     -------
       Total From  Investment Operations........        2.00         8.43       1.32       1.22       4.63       (1.54)
                                                     -------      -------    -------    -------    -------     -------

Dividends and Distributions
---------------------------
   Net Investment Income........................       (0.20)       (0.90)     (0.82)     (0.77)     (0.75)      (0.78)
   Distribution in Excess of
     Net Investment Income......................        -            -          -         (0.22)     (0.09)      (0.14)
                                                     -------      -------    -------    -------    -------     -------

       Total Dividends and Distributions........       (0.20)       (0.90)     (0.82)     (0.99)     (0.84)      (0.92)
                                                     -------      -------    -------    -------    -------     -------
Net Asset Value, End of Period..................     $ 32.12      $ 30.32    $ 22.79    $ 22.29    $ 22.06     $ 18.27
                                                     =======      =======    =======    =======    =======     =======

Total Return(1).................................       6.56%       37.52%      5.89%      5.66%     25.76%     (7.55)%
------------

Ratios/Supplemental Data
------------------------
   Net Assets, End of Period (000 omitted)          $215,062     $190,505   $143,585   $167,043   $176,123    $147,835
   Ratio of Expenses to Average Net
     Assets.....................................      1.36%*        1.30%      1.28%      1.19%     1.17%(3)     1.21%
   Ratio of Net Investment Income to
     Average Net Assets.........................      3.07%*        3.40%      3.17%      3.41%      3.76%       3.82%
   Portfolio Turnover Rate(2)...................      14.32%       25.93%     52.57%     34.91%     17.68%      52.22%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 1.16% for 2000.

*     Annualized.




SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS REAL ESTATE FUND

================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS B


                                                   SIX MONTHS
                                                      ENDED                     YEAR ENDED DECEMBER 31,
                                                  JUNE 30, 2004   -----------------------------------------------------
                                                   (UNAUDITED)      2003       2002       2001       2000        1999
                                                  -------------     ----       ----       ----       ----        ----

Net Asset Value, Beginning of Period.............    $ 30.20      $ 22.71    $ 22.21    $ 21.99    $ 18.21     $ 20.67
                                                     -------      -------    -------    -------    -------     -------

Income (Loss) From Investment Operations
----------------------------------------
   Net Investment Income.........................       0.37         0.72       0.65       0.56       0.58        0.61
   Net Realized and Unrealized Gains (Losses)....       1.50         7.49       0.50       0.45       3.87       (2.32)
                                                     -------      -------    -------    -------    -------     -------
       Total From  Investment Operations.........       1.87         8.21       1.15       1.01       4.45       (1.71)
                                                     -------      -------    -------    -------    -------     -------

Dividends and Distributions
---------------------------
   Net Investment Income.........................      (0.14)       (0.72)     (0.65)     (0.56)     (0.58)      (0.61)
   Distributions in Excess of
     Net Investment Income.......................       -            -          -         (0.23)     (0.09)      (0.14)
                                                      -------      -------    -------    -------    -------     -------
       Total Dividends and Distributions.........      (0.14)       (0.72)     (0.65)     (0.79)     (0.67)      (0.75)
                                                     -------      -------    -------    -------    -------     -------

Net Asset Value, End of Period...................    $ 31.93      $ 30.20    $ 22.71    $ 22.21    $ 21.99     $ 18.21
                                                     =======      =======    =======    =======    =======     =======

Total Return(1)..................................      6.18%       36.52%      5.13%      4.70%     24.74%     (8.37)%
------------

Ratios/Supplemental Data
------------------------
   Net Assets,  End of Period (000 omitted)......   $108,785     $110,303    $91,740    $87,899    $90,417     $93,585
   Ratio of Expenses to Average Net Assets.......     1.95%*        1.99%      2.00%      1.99%      2.11%       2.06%
   Ratio of Net Investment Income to
     Average Net Assets..........................     2.48%*        2.71%      2.45%      2.61%      2.81%       2.97%
   Portfolio Turnover Rate(2)....................     14.32%       25.93%     52.57%     34.91%     17.68%      52.22%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*     Annualized.







SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS REAL ESTATE FUND

================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS C

                                                   SIX MONTHS
                                                      ENDED                     YEAR ENDED DECEMBER 31,
                                                  JUNE 30, 2004   -----------------------------------------------------
                                                   (UNAUDITED)      2003       2002       2001       2000        1999
                                                  -------------     ----       ----       ----       ----        ----

Net Asset Value, Beginning of Period.............    $ 30.41      $ 22.87    $ 22.37    $ 22.14    $ 18.34     $ 20.81
                                                     -------      -------    -------    -------    -------     -------

Income (Loss) From Investment Operations
----------------------------------------
   Net Investment Income.........................       0.38         0.72       0.65       0.56       0.58        0.61
   Net Realized and Unrealized Gains (Losses)....       1.53         7.54       0.50       0.47       3.89       (2.33)
                                                     -------      -------    -------    -------    -------     -------
       Total From  Investment Operations.........       1.91         8.26       1.15       1.03       4.47       (1.72)
                                                     -------      -------    -------    -------    -------     -------

Dividends and Distributions
---------------------------
   Net Investment Income.........................      (0.15)       (0.72)     (0.65)     (0.56)     (0.58)      (0.61)
   Distributions in Excess of
     Net Investment Income ......................       -            -          -         (0.24)     (0.09)      (0.14)
                                                     -------      -------    -------    -------    -------     -------
       Total Dividends and Distributions.........      (0.15)       (0.72)     (0.65)     (0.80)     (0.67)      (0.75)
                                                     -------      -------    -------    -------    -------     -------

Net Asset Value, End of Period...................    $ 32.17      $ 30.41    $ 22.87    $ 22.37    $ 22.14     $ 18.34
                                                     =======      =======    =======    =======    =======     =======

Total Return(1) .................................       6.25%       36.52%      5.11%      4.75%     24.71%     (8.34)%
------------

Ratios/Supplemental Data
------------------------
   Net Assets,  End of Period (000 omitted)......     $64,088      $57,657    $38,299    $39,165    $36,084     $29,952
   Ratio of Expenses to Average Net Assets.......      1.93%*        1.97%      1.97%      1.97%(3)   2.03%(3)    2.01%
   Ratio of Net Investment Income to
     Average Net Assets..........................      2.50%*        2.73%      2.48%      2.64%      2.90%       3.02%
   Portfolio Turnover Rate(2)....................      14.32%       25.93%     52.57%     34.91%     17.68%      52.22%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 1.96% and 2.02% for 2001 and 2000, respectively.

*     Annualized.



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS REAL ESTATE FUND

================================================================================

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS Y

                                                   SIX MONTHS
                                                      ENDED                     YEAR ENDED DECEMBER 31,
                                                  JUNE 30, 2004   -----------------------------------------------------
                                                   (UNAUDITED)      2003       2002       2001       2000        1999
                                                  -------------     ----       ----       ----       ----        ----
Net Asset Value, Beginning of Period.............    $ 30.51      $ 22.93    $ 22.42    $ 22.20    $ 18.38    $ 20.86
                                                     -------      -------    -------    -------    -------    -------

Income (Loss) From Investment Operations
----------------------------------------
   Net Investment Income.........................       0.56         1.02       0.91       0.85       0.83       0.80
   Net Realized and Unrealized Gains (Losses) ...       1.54         7.58       0.51       0.44       3.91      (2.28)
                                                     -------      -------    -------    -------    -------    -------
       Total From Investment Operations..........       2.10         8.60       1.42       1.29       4.74      (1.48)
                                                     -------      -------    -------    -------    -------    -------

Dividends and Distributions
---------------------------
   Net Investment Income.........................      (0.24)       (1.02)     (0.91)     (0.85)     (0.83)     (0.86)
   Distribution in Excess of
     Net Investment Income                              -            -          -         (0.22)     (0.09)     (0.14)
                                                     -------      -------    -------    -------    -------    -------
       Total Dividends and Distributions.........      (0.24)       (1.02)     (0.91)     (1.07)     (0.92)     (1.00)
                                                     -------      -------    -------    -------    -------    -------

Net Asset Value, End of Period...................    $ 32.37      $ 30.51    $ 22.93    $ 22.42    $ 22.20    $ 18.38
                                                     =======      =======    =======    =======    =======    =======

Total Return(1)..................................      6.83%       38.10%      6.33%       5.95%     26.24%    (7.21)%
------------

Ratios/Supplemental Data
------------------------
   Net Assets, End of Period (000 omitted).......     $55,111      $53,740    $39,456    $39,203    $43,432    $43,136
   Ratio of Expenses to Average Net Assets.......      0.81%*        0.84%      0.84%      0.85%      0.89%      0.85%
   Ratio of Net Investment Income to Average
     Net Assets..................................      3.62%*        3.86%      3.61%      3.75%      4.03%      4.18%
   Portfolio Turnover Rate(2)....................      14.32%       25.93%     52.57%     34.91%     17.68%     52.22%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*     Annualized.





SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                                    DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-two (72), except that any person who was a Director on July 1, 1994, and at that date was seventy-three (73) years of age or less shall retire from the Board of Directors and cease being a Director at the close of business on the last day of the year in which the Director attains age seventy-four (74).


                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
----------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS

WESLEY E.          Director         director       President of Bass &            11         none
BASS, JR.                           since 1990     Associates (financial
(born 8/21/31)                                     consulting); formerly
                                                   First Deputy City Treasurer,
                                                   City of Chicago; and
                                                   Executive Vice President,
                                                   Chicago Title and Trust
                                                   Company (bank and trust).

MARC P. BLUM       Director         director       Chief Executive                11         Director, Legg Mason Trust
(born 9/9/42)                       since 1986     Officer, World Total                      (asset management company)
                                                   Return Fund, LLLP; Of                     and Rodney Trust Company
                                                   Counsel to Gordon,                        (Delaware); Former Director,
                                                   Feinblatt, Rothman,                       Mid-Atlantic Realty Trust
                                                   Hoffberger and                            (real estate investment
                                                   Hollander, LLC (law                       trust); Trustee, College of
                                                   firm).                                    Notre Dame of Maryland,
                                                                                             McDonogh School and other
                                                                                             public charities, private
                                                                                             foundations, and businesses.

THOMAS S. GAYNER   Director         director       Chief Investment               11         Markel Corporation.
(born 12/16/61)                     since 2004     Officer, Markel
                                                   Corporation
                                                   (insurance company).



JERRY D. GEIST     Director         director       Chairman, Santa Fe             11         Director, CH2M-Hill, Inc.
(born 5/23/34)                      since 1986     Center Enterprises                        (engineering);Chairman, Santa
                                                   (energy project                           Fe Center Enterprizes,
                                                   development); Retired                     Investment Committee for
                                                   Chairman and                              Microgeneration Technology
                                                   President, Public                         Fund, UTECH Funds.
                                                   Service Company of New
                                                   Mexico.

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

                              DIRECTORS - CONTINUED

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
----------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS - CONTINUED

D. JAMES GUZY      Director         director       Chairman, PLX                  11         Director, Intel Corp.
(born 3/7/36)                       since 1982     Technology, Inc.                          (semi-conductor
                                                   (semi-conductor                           manufacturer), Cirrus Logic
                                                   manufacturer).                            Corp. (semi-conductor
                                                                                             manufacturer), Alliance
                                                                                             Technology Fund (a mutual
                                                                                             fund), Micro Component
                                                                                             Technology, Inc.
                                                                                             (micro-circuit handling and
                                                                                             testing equipment
                                                                                             manufacturer), LogicVision,
                                                                                             Inc. (semi-conductor software
                                                                                             company), and Tessera
                                                                                             Technologies, Inc.
                                                                                             (semi-conductor packaging
                                                                                             company); Former Director,
                                                                                             Novellus Systems, Inc.
                                                                                             (semi-conductor manufacturer).

G. BERNARD         Director         director       Managing General               11         none
HAMILTON                            since 1978     Partner, Avanti
(born 3/18/37)                                     Partners, L.P.
                                                   (investment
                                                   partnership).

ROBERT P.          Director         director       Chairman, Northroad            11         none
MORGENTHAU                          since 2002     Capital Management,
(born 3/22/57)                                     LLC (an investment
                                                   management firm) since June
                                                   2002; President of Private
                                                   Advisory Services of Bank of
                                                   America (an investment
                                                   management firm) from 2001
                                                   until 2002; prior to that a
                                                   managing director and global
                                                   head of marketing and
                                                   distribution for Lazard Asset
                                                   Management (an investment
                                                   management firm) for ten
                                                   years.


THEODORE B.        Director         director       Chairman of John               11         Mayor of the Incorporated
SMITH, JR.                          since 1994     Hassall, Inc.                             Village of Mill Neck.
(born 12/23/32)                                    (fastener
                                                   manufacturing);
                                                   Chairman of Cantrock
                                                   Realty.



DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

                              DIRECTORS - CONTINUED


                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
----------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS - CONTINUED

CHRISTIAN R.       Director         director       General Partner of             11         none
SONNE                               since 1990     Tuxedo Park Associates
(born 5/6/36)                                      (land holding and
                                                   development firm);
                                                   President and Chief
                                                   Executive Officer of
                                                   Mulford Securities
                                                   Corporation (private
                                                   investment fund) until
                                                   1990; formerly Vice
                                                   President of Goldman
                                                   Sachs & Co.
                                                   (investment banking).

MARSHA WILLIAMS    Director         director       Executive Vice                 14         Director of the Selected
(born 3/28/51)                      since 1999     President and Chief                       Funds (consisting of three
                                                   Financial Officer of                      portfolios) since 1996;
                                                   Equity Office                             Director, Modine
                                                   Properties Trust (a                       Manufacturing, Inc. (heat
                                                   real estate investment                    transfer technology);
                                                   trust); Former Chief                      Director, Chicago Bridge &
                                                   Administrative Officer                    Iron Company, N.V.
                                                   of Crate & Barrel                         (industrial construction and
                                                   (home furnishings                         engineering).
                                                   retailer); former Vice
                                                   President and
                                                   Treasurer, Amoco
                                                   Corporation (oil & gas
                                                   company).

INSIDE DIRECTORS*

JEREMY H. BIGGS    Director/        director       Vice Chairman, Head of         11         Director of the Van Eck/Chubb
(born 8/16/35)     Chairman         since 1994     Equity Research, Vice                     Funds six portfolios (mutual
                                                   Chairman of U.S.                          fund).
                                                   Investment Policy
                                                   Committee and Member
                                                   of the International
                                                   Investment Committee,
                                                   all for Fiduciary
                                                   Trust Company
                                                   International (money
                                                   management firm)
                                                   Consultant to Davis
                                                   Selected Advisers,
                                                   L.P.

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

                              DIRECTORS - CONTINUED


                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
----------------------------------------------------------------------------------------------------------------------------

INSIDE DIRECTORS* - CONTINUED



ANDREW A. DAVIS    Director         director       President or Vice              14         Director of the Selected
(born 6/25/63)                      since 1997     President of each                         Funds (consisting of three
                                                   Davis Fund and                            portfolios) since 1998.
                                                   Selected Fund;
                                                   President, Davis
                                                   Selected Advisers,
                                                   L.P., and also serves
                                                   as an executive
                                                   officer in certain
                                                   companies affiliated
                                                   with the Adviser.

CHRISTOPHER C.     Director         director       Chief Executive                14         Director of the Selected
DAVIS                               since 1997     Officer, President or                     Funds (consisting of three
(born 7/13/65)                                     Vice President of each                    portfolios) since 1998.
                                                   Davis Fund and Selected Fund;
                                                   Chairman and Chief Executive
                                                   Officer, Davis Selected
                                                   Advisers, L.P., and also
                                                   serves as an executive
                                                   officer in certain companies
                                                   affiliated with the Adviser,
                                                   including sole member of the
                                                   Adviser's general partner,
                                                   Davis Investments, LLC;
                                                   Employee of Shelby Cullom
                                                   Davis & Co. (registered
                                                   broker/dealer).

*   Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the
    Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940.
    Andrew A. Davis and Christopher C. Davis are brothers.

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


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

                 (This page has been left blank intentionally.)

                               DAVIS SERIES, INC.
                  2949 East Elvira Road, Tucson, Arizona 85706
================================================================================

    DIRECTORS                             OFFICERS
Wesley E. Bass, Jr.                    Jeremy H. Biggs
Jeremy H. Biggs                          Chairman
Marc P. Blum                           Andrew A. Davis
Andrew A. Davis                          President - Davis Appreciation & Income
Christopher C. Davis                     Fund, Davis Real Estate Fund & Vice
Thomas S. Gayner                         President - Davis Opportunity
Jerry D. Geist                           Fund, Davis Government Bond Fund, Davis
D. James Guzy                            Government Money Market Fund, & Davis
G. Bernard Hamilton                      Financial Fund
Robert P. Morgenthau                   Christopher C. Davis
Theodore B. Smith, Jr.                   President - Davis Opportunity
Christian R. Sonne                       Fund, Davis Financial Fund & Vice
Marsha Williams                          President - Davis Government Bond Fund,
                                         Davis Government Money Market Fund,
                                         Davis Appreciation & Income Fund, &
                                         Davis Real Estate Fund
                                       Creston A. King
                                         President - Davis Government Money
                                         Market Fund & Davis Government Bond
                                         Fund
                                       Kenneth C. Eich
                                         Executive Vice President &
                                         Principal Executive Officer
                                       Sharra L. Reed
                                         Vice President, Treasurer,
                                         & Principal Accounting Officer
                                       Thomas D. Tays
                                         Vice President & Secretary

INVESTMENT ADVISER
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors") 2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

DISTRIBUTOR
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

COUNSEL
Seyfarth Shaw LLC
55 East Monroe Street, Suite 4200
Chicago, Illinois 60603-5803

AUDITORS
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202


================================================================================

FOR MORE INFORMATION ABOUT DAVIS SERIES, INC. INCLUDING MANAGEMENT FEE, CHARGES AND EXPENSES, SEE THE CURRENT PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUNDS' DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-0279. QUARTERLY FACT SHEETS ARE AVAILABLE ON THE FUNDS' WEBSITE AT www.davisfunds.com. A COPY OF THE FUNDS' PROXY VOTING POLICIES AND PROCEDURES IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-2279 OR ON THE FUNDS' WEBSITE AT www.davisfunds.com OR ON THE SEC WEBSITE AT www.sec.gov.

================================================================================

                                                DAVIS ADVISORS
                                                2949 East Elvira Road, Suite 101
                                                Tucson, Arizona 85706
                                                800-279-0279
                                                www.davisfunds.com






[DAVIS FUNDS LOGO OMITTED]
OVER 35 YEARS OF RELIABLE INVESTING(TM)


ITEM 2.  CODE OF ETHICS - Not Applicable

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - Not Applicable

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - Not Applicable

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS - Not Applicable

ITEM 6.  SCHEDULE OF INVESTMENTS - Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES - Not Applicable

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
         INVESTMENT COMPANY AND AFFILIATED PERSONS - Not Applicable

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

	 There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 10. CONTROLS AND PROCEDURES

	 (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

	 (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 11. EXHIBITS

	 EX-99.CERT - Section 302 Certification
	 EX-99.906 CERT - Section 906 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  September 9, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  September 9, 2004

By /s/ Sharra L. Reed
   Sharra L. Reed
   Principal Financial officer

Date:  September 9, 2004